SPARTAN(registered trademark)


(registered trademark)
NEW YORK
MUNICIPAL
FUNDS
(FORMERLY SPARTAN NEW YORK
MUNICIPAL PORTFOLIOS)


ANNUAL REPORT
JANUARY 31, 1996
CONTENTS



PRESIDENT'S MESSAGE                                            3     NED JOHNSON ON INVESTING STRATEG
                                                                     IES

SPARTAN NEW YORK MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL HIGH YIELD PORTFOLIO)

                                                               4     PERFORMANCE

                                                               7     FUND TALK: THE MANAGER'S OVERVI
                                                                     EW

                                                               10    INVESTMENT CHANGES

                                                               11    INVESTMENTS

                                                               16    FINANCIAL STATEMENTS

SPARTAN NEW YORK INTERMEDIATE MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK INTERMEDIATE MUNICIPAL PORTFOLIO)

                                                               20    PERFORMANCE

                                                               23    FUND TALK: THE MANAGER'S OVERVI
                                                                     EW

                                                               26    INVESTMENT CHANGES

                                                               27    INVESTMENTS

                                                               31    FINANCIAL STATEMENTS

SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO)

                                                               35    PERFORMANCE

                                                               37    FUND TALK: THE MANAGER'S OVERVI
                                                                     EW

                                                               39    INVESTMENT CHANGES

                                                               40    INVESTMENTS

                                                               47    FINANCIAL STATEMENTS

NOTES                                                          51    NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT
ACCOUNTANTS                                                    54    THE AUDITOR'S OPINION



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
SPARTAN NEW YORK MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL HIGH YIELD PORTFOLIO)



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past one year, five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

Spartan New York Municipal Income             16.05%   54.31%   65.73%

Lehman Brothers New York 4 Plus Year
Municipal Bond Index                          16.15%   n/a      n/a

New York Municipal Debt Funds Average         14.11%   50.67%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period - in this case, one year, five years, or since the fund started on February 3, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a gauge of the New York municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of 91 New York municipal debt funds with similar objectives tracked by Lipper Analytical Services over the past year. Both benchmarks include reinvested dividends and capital gains, if any. Recent U.S. Consumer Price Index information was not available from the U.S. Department of Labor at the time this report was printed.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                PAST 1   PAST 5   LIFE OF
                                              YEAR     YEARS    FUND

Spartan New York Municipal Income             16.05%   9.06%    8.79%

Lehman Brothers New York 4 Plus Year
Municipal Bond Index                          16.15%   n/a      n/a

New York Municipal Debt Funds Average         14.11%   8.54%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             LB Municipal Bond Index (Spartan New York Municipal: High Y
    02/28/90                    10000                          10000.00
    03/31/90                    10003                           9983.21
    04/30/90               9930.57828                           9811.79
    05/31/90         10147.3628038524                          10117.08
    06/30/90      10236.5581228982626                          10261.57
    07/31/90       10387.547355211012                          10478.70
    08/31/90      10236.7201676133481                          10253.35
    09/30/90      10242.5550981088877                          10224.00
    10/31/90      10428.3550475885829                          10276.00
    11/30/90      10638.0692675955893                          10527.66
    12/31/90      10684.3448689096301                          10549.02
    01/31/91      10827.7287770503974                          10686.28
    02/28/91      10921.9300174107358                          10746.11
    03/31/91      10925.8619122170037                          10807.20
    04/30/91      11071.7221687451007                          10977.12
    05/31/91      11170.1497788252446                          11092.42
    06/30/91      11159.0913305442076                          11110.44
    07/31/91      11295.0090629502361                          11303.75
    08/31/91      11443.7643323092907                          11499.52
    09/30/91      11592.7621439159577                          11673.94
    10/31/91      11697.0970032112013                          11804.45
    11/30/91      11729.7319038501605                          11845.12
    12/31/91       11981.451950506785                          12068.11
    01/31/92      12008.7696609539404                          11973.64
    02/29/92      12012.6124672454457                          12012.18
    03/31/92      12017.0571338583265                          12043.36
    04/30/92      12124.0089423496656                          12188.20
    05/31/92      12266.7085276011212                          12392.71
    06/30/92       12472.543896694268                          12664.89
    07/31/92      12846.4707627171622                          13129.04
    08/31/92      12721.2176727806698                          12946.42
    09/30/92      12804.4144363606554                          12998.19
    10/31/92      12678.5470424512302                          12730.57
    11/30/92      12905.6198199815317                          13058.40
    12/31/92      13037.3861983435431                          13209.77
    01/31/93      13189.0109998302785                          13386.37
    02/28/93      13666.0575276941397                          13961.65
    03/31/93      13521.6072996264127                          13839.11
    04/30/93      13658.0403172796432                          13978.32
    05/31/93      13734.7985038627548                          14082.45
    06/30/93      13964.0322908922241                          14323.29
    07/31/93       13982.325173193293                          14339.75
    08/31/93      14273.4371832991773                          14647.26
    09/30/93      14436.0116328169549                          14814.05
    10/31/93      14463.8731352682917                          14805.45
    11/30/93       14336.446412946578                          14653.30
    12/31/93      14639.0887967238803                          14980.16
    01/31/94       14806.267190782467                          15142.62
    02/28/94      14422.7848705412011                          14713.05
    03/31/94      13835.4890706127634                          13989.29
    04/30/94      13952.8140179315596                          14030.97
    05/31/94      14073.7849154670262                          14169.93
    06/30/94      13987.7940896335227                          13991.10
    07/31/94      14244.1903552965052                          14310.60
    08/31/94      14293.4752539258311                          14394.76
    09/30/94      14083.6470371981999                          14086.75
    10/31/94      13833.5214658175599                          13751.76
    11/30/94      13583.4113977155784                          13286.81
    12/31/94      13882.3822825792983                          13732.43
    01/31/95      14279.1407682154146                          14209.60
    02/28/95      14694.3781817551189                          14679.96
    03/31/95      14863.2165870634852                          14809.27
    04/30/95      14880.7551826362201                          14847.12
    05/31/95      15355.6000805141419                          15388.29
    06/30/95      15221.2385798096431                          15232.70
    07/31/95      15365.5359215462385                          15330.23
    08/31/95      15560.3709170314448                          15563.55
    09/30/95      15658.8680649362539                          15644.96
    10/31/95       15886.548006600427                          15910.47
    11/30/95      16150.1058380299281                          16189.55
    12/31/95      16305.3083551333957                          16359.64
    01/31/96      16428.4134332146529                          16490.47

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan New York Municipal Income Fund on February 28, 1990, shortly after the fund started. As the chart shows, by January 31, 1996, the value of your investment would have grown to $16,490 - a 64.90% increase on your initial investment. This assumes you still own the fund on January 31, 1996 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market - did over the same period. With dividends reinvested, the same $10,000 would have grown to $16,428 - a 64.28% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, move in the
opposite direction of interest
rates. In turn, the share price,
return, and yield of a fund
that invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS


            YEARS ENDED JANUARY 31,

            1996                      1995   1994   1993   1992

Dividend return  5.97% 5.41% 5.91% 6.57% 7.13%
Capital appreciation
 return  10.08% -11.58% 7.20% 5.22% 4.91%

Total return  16.05% -6.17% 13.11% 11.79% 12.04%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.57(cents)   27.32(cents)   54.92(cents)

Annualized dividend rate                 5.04%         5.16%          5.31%

30-day annualized yield                  4.74%         -              -

30-day annualized tax-equivalent yield   8.38%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.69 over the past month, $10.50 over the past six months and $10.35 over the past year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.41% combined effective 1996 federal, state and New York City income tax bracket, but does not reflect the payment of the alternative minimum tax, if applicable.
SPARTAN NEW YORK MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL HIGH YIELD PORTFOLIO)



FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of 1994,
the municipal bond market posted
strong returns for the 12 months
ended January 31, 1996. For the
period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the tax-free market -
had a total return of 15.05%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
for investment-grade taxable
bonds - had a total return of
16.95%. Tax-free bonds kicked off
1995 by surging ahead of their
taxable counterparts in the first
quarter on signs of a slowing
economy and tamer inflation
expectations. By spring, however,
the muni bond market began to
underperform U.S. Treasury
securities when Congress began
consideration of tax-code changes,
some of which threatened the
tax-exempt status of municipal
securities. This threat of tax reform
dampened enthusiasm in the
municipal bond market, stalling the
rally and helping shorter maturity
bonds to outperform their longer
counterparts throughout the spring
and summer months. By the fourth
quarter of 1995, historically
attractive valuations relative to
Treasuries, a slowdown in supply,
and stronger demand from
insurance companies and retail
buyers helped longer-term tax-free
bonds rebound.
An interview with Norman Lind, Portfolio Manager of Spartan New York Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12 months ended January 31, 1996, the fund returned 16.05%.That beat the New York municipal debt funds average, which returned 14.11% for the same period, as tracked by Lipper Analytical Services. The Lehman Brothers New York 4 Plus Year Municipal Bond Index returned 16.15% for the same 12-month period.
Q. MUNICIPAL BONDS, LIKE OTHER TYPES OF BONDS, PERFORMED WELL DURING THAT PERIOD. WAS THE FUND ABLE TO BENEFIT FROM THE COMEBACK IN MUNIS?
A. Definitely. The municipal bond market had a very strong first quarter of 1995 despite problems including the bankruptcy of Orange County, California, in December 1994. On the other hand, in the spring and summer, the market underperformed taxable bonds as the various tax reform proposals in Washington - including the flat tax - posed a threat to munis' federally tax-free status. This slowed the flow of cash into municipal bond mutual funds - a major player in the $1.2 trillion municipal bond market. By the same token, the threat of tax reform compelled many investors to trade into bonds with short- and intermediate term maturities, thus pushing up their prices. More recently, the overall market seemed to be moving back up again, helped in part by an almost 12% decrease in issuance from 1994 levels. Also, in the third quarter of 1995, we saw a lot of interest from large institutional investors such as insurance companies because of attractive percentage spreads - specifically, sacrificing relatively little in yield, compared to taxable bonds, to get a tax-free bond.
Q. WHAT FACTORS HELPED THE FUND'S
PERFORMANCE BEAT ITS COMPETITORS?
A. An important factor was the fund's structure. Throughout much of 1995 I continued to "move down" the yield curve (a graphical representation of the yields of bonds with various maturities). By that I mean I sold longer-term bonds with maturities of 15 years or more, and replaced them with bonds maturing in less than 15 years. Because the yield curve was flat, bonds with very long maturities offered little in the way of additional yield to compensate investors for their heightened sensitivity to interest rate changes, or what we refer to as interest rate risk. What's more, I didn't have to give up a lot of yield in order to make the adjustment. As the yield curve steepened, bonds with maturities under 15 years generally outperformed longer-term bonds. That outperformance, in turn, helped the fund since it was heavily weighted in the intermediate and shorter term part of the yield curve. More recently, I added some intermediate- to longer-term bonds because I believed their reward, or income, would compensate for their additional risk in many cases.
Q. WERE THERE OTHER FACTORS THAT HELPED THE FUND'S RELATIVE PERFORMANCE?
A. In positioning the fund, I think about the Lehman Brothers New York Municipal Bond 4 Plus Year Municipal Index as being representative of the New York municipal market. Throughout the year, I kept the fund underweighted - relative to the index - in bonds issued by New York City. That benefited the fund's performance as the city struggled to fill a budgetary gap. On a positive note, bonds issued by the Local Government Assistance Corporation(LGAC) did quite well throughout the year and the fund was significantly overweighted - relative to its benchmark - in these securities. The agency has finished its borrowing program, has stopped issuing new debt and the ensuing lack of supply of LGAC bonds has pushed their prices higher.
Q. EVEN THOUGH THE FUND'S PERFORMANCE WAS SO STRONG OVER THE PAST 12 MONTHS, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .
A. That's true, and this past year it was bonds issued by the Long Island Lighting Company. Bonds issued by the utility languished when it failed to get approval for its proposed rate increases.
Q. WHAT'S YOUR OUTLOOK?
A. It's likely that, as the presidential election approaches, tax-reform talk could reemerge. Should tax reform move to the forefront of political debate, it could be a source of future volatility for much of the municipal market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income exempt from federal,
state and New York City
income taxes by investing
primarily in longer-term,
investment-grade New York
municipal securities
START DATE: February 3, 1990
SIZE: as of January 31, 1996,
more than $327 million
MANAGER: Norm Lind, since
1993; manager, Fidelity New
York Insured Municipal
Income, since 1994; Fidelity
New York Municipal Income,
since 1993; manager, Fidelity
Advisor Short-Intermediate
Municipal Income, Spartan
Intermediate Municipal
Income, Spartan New York
Intermediate Municipal
Income, and Spartan
Short-Intermediate Municipal
Income funds, since October
1995; joined Fidelity in 1986
(checkmark)


NORM LIND ON THE
NEW YORK BUDGET PROCESS:
"In my view, New York state's
budget process will be one of
the important factors shaping
the New York municipal
market in 1996. The keys are
whether the budget will be on
time and how successful it is
in meeting the fiscal
challenges the state currently
faces.
"If the state can bring a
budget in on time, investors
would likely view that as a
positive for the market. But I
believe that the state may
miss its April 1 deadline since
much of the budget will be
contingent on federal
Medicare and welfare reform.
"On the other hand, a delayed
budget could mean that the
state will temporarily reduce
its issuance of new municipal
bonds. That lack of supply
could translate into a
temporary positive for the
market."
SPARTAN NEW YORK MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL HIGH YIELD PORTFOLIO)



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JANUARY 31, 1996
                         % OF FUND'S    % OF FUND'S INVESTMENT
                         INVESTMENTS    S
                                        IN THESE SECTORS
                                        6 MONTHS AGO

General Obligation       34.8           10.9

Special Tax              12.1           10.8

Transportation           11.7           21.0

Industrial Development   11.5           7.9

Water & Sewer            9.9            7.0

AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1996
               6 MONTHS AGO

Years   14.9   14.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1996
              6 MONTHS AGO

Years   8.2   8.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995
Aaa 28.2%
Aa, A 34.0%
Baa 34.8%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 3.0%
Aaa 20.8%
Aa, A 32.8%
Baa 39.4%
Ba, B 0.0%
Non-rated 1.3%
Short-term
investments 5.7%
Row: 1, Col: 1, Value: 28.2
Row: 1, Col: 2, Value: 34.0
Row: 1, Col: 3, Value: 34.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 3.0
Row: 1, Col: 1, Value: 20.8
Row: 1, Col: 2, Value: 32.8
Row: 1, Col: 3, Value: 39.4
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 2.3
Row: 1, Col: 6, Value: 5.7
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN NEW YORK MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL HIGH YIELD PORTFOLIO)



INVESTMENTS JANUARY 31, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 97.0%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - 90.4%
Babylon Ind. Dev. Agcy. Resource Recovery Rev.
(Ogden Martin Sys. Babylon, Inc. Co.)
Series A, 8.50% 1/1/19  Baa1 $ 930,000 $ 1,053,225
Franklin County Ctfs. of Prtn.
(Court House Redev. Proj.) 8.125% 8/1/06  BBB-  2,030,000  2,268,525
Nassau County Gen. Oblig.:
 Rfdg. Series A, 6.50% 5/1/07 (FGIC Insured)  Aaa  4,000,000  4,605,000
 Series P, 6.30% 11/1/00 (FGIC Insured)  Aaa  2,670,000  2,930,325
 Series R, 5.125% 11/1/05 (FGIC Insured)  Aaa  2,565,000  2,670,806
New York City Gen. Oblig.:
 Rfdg. Series A, 7% 8/1/04  Baa1  5,000,000  5,518,750
 Series A, 8% 8/15/21
 (Escrowed to Maturity)(d)  Aaa  2,485,000  2,988,213
 Series B:
  7.50% 2/1/06  Baa1  5,000,000  5,506,250
  7.50% 2/1/07  Baa1  5,500,000  6,015,625
 Series H, 7.0% 2/1/05  Baa1  3,500,000  3,753,750
 7.50% 2/1/03  Baa1  5,000,000  5,600,000
New York City Ind. Dev. Agcy. Spl. Facs. Rev.:
 (American Airlines, Inc. Proj.)
 Series 1990, 8% 7/1/20 (b)  Baa3  4,325,000  4,703,438
 (Terminal One Group Assoc. Proj.) 6% 1/1/15  A  15,560,000  15,832,300
New York City Muni. Assistance Corp.
Series D, 6% 7/1/05 (AMBAC Insured)  Aaa  3,000,000  3,307,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Sys. Rev.:
  Series B, 5.375% 6/15/07
  (AMBAC Insured)  Aaa  2,500,000  2,609,375
  Series C, 6.50% 6/15/21
  (AMBAC Insured)  Aaa  2,450,000  2,551,063
  5.50% 6/15/23  A  2,000,000  1,972,500
New York State Dorm. Auth. Lease Rev.:
 6% 7/1/04 (AMBAC Insured)  Aaa  1,625,000  1,789,531
 6% 7/1/05 (AMBAC Insured)  Aaa  1,240,000  1,370,200
New York State Dorm. Auth. Rev.:
 Rfdg. (State Univ. Edl. Facs.):
  Series A:
   6.50% 5/15/05  Baa1  2,480,000  2,690,800
   6.50% 5/15/06  Baa1  1,500,000  1,642,500
   5.50% 5/15/10  Baa1  2,375,000  2,377,969
   5.25% 5/15/15  Baa1  7,850,000  7,477,125
   5.875% 5/15/17  Baa1  3,750,000  3,862,500
  Series B:
   5.25% 5/15/09  Baa1  2,475,000  2,434,781
   5.25% 5/15/10  Baa1  1,350,000  1,314,563
   7.50% 5/15/11  Baa1  2,000,000  2,410,000
 (City Univ. Sys.) Series C, 7.50% 7/1/10  Baa1  4,000,000  4,795,000
 (Consolidated City Univ. Sys.) 5.75% 7/1/09  Baa1  5,000,000  5,131,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev. - continued
 (State Univ. Edl. Facs.) Series A, 7.70% 5/15/12
 (Pre-refunded to 5/15/00 @102)(d)  Aaa $ 4,000,000 $ 4,650,000
 (St. Vincents Hosp. & Med. Ctr.)
 5.80% 8/1/25 (AMBAC Insured)  Aaa  5,315,000  5,481,094
New York State Energy Research & Dev. Auth. Gas
Facs. Rev. (Brooklyn Union Gas):
  Series A, 5.50% 1/1/21 (MBIA Insured)  Aaa  2,500,000  2,490,625
  9.6264% 7/15/26, INFL (b)(f)  A1  3,500,000  4,410,000
  8.528% 4/1/20, INFL (b)  A1  3,500,000  4,029,375
New York State Envir. Facs. Corp. Poll. Cont. Rev.
(State Wtr. Revolving Fund):
  (City Proj.):
   Series A:
    7% 6/15/12  Aa  1,000,000  1,123,750
    6.80% 6/15/01  Aa  4,000,000  4,445,000
   Series B, 5.25% 6/15/15  Aa  4,450,000  4,416,625
  Series A, 5.55% 11/15/15  Aaa  6,600,000  6,781,500
  Series D:
   5.90% 5/15/01  Aaa  1,000,000  1,087,500
   6.10% 5/15/03  Aaa  2,240,000  2,500,400
   6.20% 11/15/04  Aaa  1,250,000  1,420,313
New York State Envir. Facs. Corp. Resource
Recovery Rev. (Huntington Proj.)
Series A, 7.50% 10/1/12 (b)  Baa  12,500,000  13,343,750
New York State Gen. Oblig.:
 Series B, 7.50% 2/1/02  Baa1  1,000,000  1,115,000
 7.10% 3/1/01 (AMBAC Insured)  Aaa  4,800,000  5,406,000
New York State Local Gov't. Assistance Corp.:
 Rfdg. Series C, 5.50% 4/1/17  A  3,275,000  3,328,219
 Rfdg. Series E:
  6% 4/1/14  A  8,000,000  8,730,000
  5.25% 4/1/16  A  11,100,000  10,933,500
 Series B, 6% 4/1/18  A  5,595,000  5,783,831
New York State Med. Care Facs. Fin. Agcy. Rev.
(Mental Health Svcs.)
Series A, 7.75% 8/15/10 (MBIA Insured)
(Pre-Refunded to 2/15/00 @102)(d)  Aaa  2,540,000  2,940,050
New York Metro. Trans. Auth. Svc. Contract
Trans. Facs.:
  Rfdg. Series 7, 5.45% 7/1/07  Baa1  3,230,000  3,294,600
  Series 7, 0% 7/1/10  Baa1  9,500,000  4,239,375
New York State Mtg. Agcy. Rev.
(Homeowner Mtg.)(b):
  Series 48, 6% 4/1/13  Aa  8,805,000  8,915,062
  Series HH-3, 7.95% 4/1/22  Aa  2,500,000  2,690,625
  Series SS, 7.95% 10/1/22  Aa  2,595,000  2,805,844
New York State Pwr. Auth. Rev. & Gen. Purp.
Series CC, 5.125% 1/1/11 (FGIC Insured)  Aaa  10,000,000  9,975,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Tollway Auth. Hwy. & Bridge Trust Fund:
 Series A:
  6% 4/1/00 (AMBAC Insured)  Aaa $ 2,000,000 $ 2,132,500
  6.25% 4/1/04 (MBIA Insured)  Aaa  1,750,000  1,966,563
 Series B:
  6% 4/1/04 (MBIA Insured)  Aaa  4,000,000  4,405,000
  5.30% 4/1/11 (MBIA Insured)  Aaa  1,500,000  1,516,875
New York State Tollway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge) 7.25% 1/1/10  Baa1  2,500,000  2,881,250
New York State Urban Dev. Corp. Rev.:
 Rfdg.(Correctional Cap. Facs.) Series A:
  6.30% 1/1/03  Baa1  1,550,000  1,664,313
  6.40% 1/1/04  Baa1  2,730,000  2,951,813
 (Correctional Cap. Facs.) Series 5, 5.80% 1/1/07  Baa1  2,060,000
2,119,225
 (Syracuse Univ. Ctr. Science & Technology)
 7.875% 1/1/17  Baa1  2,000,000  2,190,000
Oyster Bay Pub. Impt. Rfdg. 5.50% 2/15/06  Aa  1,555,000  1,652,188
Suffolk County Ind. Dev. Agcy. Rev.
(Dowling College) 8.25% 12/1/20  BBB  975,000  1,096,875
Suffolk County Tax Anticipation Bonds Series II, 6%
2/1/04 (MBIA Insured)  Aaa  4,570,000  5,041,807
Suffolk County Wtr. Auth. 6% 6/1/17
(MBIA Insured)  Aaa  3,060,000  3,331,575
Triborough Bridge & Tunnel Auth. Rev.
 Rfdg. (Gen. Purp.):
  Series A:
   4.60% 1/1/04  Aa  3,800,000  3,838,000
   5% 1/1/08  Aa  4,500,000  4,545,000
  Series Y, 6% 1/1/12  Aa  1,000,000  1,101,250
 Rfdg. (Spl. Oblig.) Series B, 7.10% 1/1/10  A1  3,000,000  3,318,750
 (Convention Ctr. Proj.) Series E:
  7.25% 1/1/10 (e)  Baa1  5,670,000  6,541,763
  6% 1/1/11  Baa1  1,500,000  1,565,620
 (Gen. Purp.) Series A:
  4.80% 1/1/08  Aa  1,500,000  1,496,250
 6% 1/1/03  Aa  1,250,000  1,368,750
   294,245,269
NEW YORK & NEW JERSEY - 6.1%
New York & New Jersey Port Auth.:
 Consolidated 76th Series, 6.50% 11/1/26 (b)  A1  3,000,000  3,153,750
 Consolidated 85th Series:
  5.20% 9/1/16  A1  2,000,000  1,980,000
  5.20% 9/1/18  A1  1,675,000  1,658,250
  5.375% 3/1/28  A1  7,000,000  7,052,500
 Consolidated 99th Series, 7% 11/1/04
 (FGIC Insured)(b)  Aaa  5,040,000  5,877,900
   19,722,400
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PUERTO RICO - 0.5%
Puerto Rico Infrastructure Fing. Auth. Spl. Tax
Series 1988 A, 7.75% 7/1/08  Baa1 $ 1,500,000 $ 1,636,875
TOTAL MUNICIPAL BONDS
(Cost $300,196,118)   315,604,544
MUNICIPAL NOTES (A) - 3.0%
NEW YORK - 3.0%
Amherst Ind. Dev. Auth. Ind. Dev. Rev.
(Maple Dev. Proj.) Series 1986, 3.30%,
LOC Marine Midland Bank, VRDN (b)  -  2,400,000  2,400,000
Chautauqua County Ind. Dev. Auth. Rev.
(Bush Industries, Inc. Proj.) Series 84, 3.60%,
LOC Mellon Bank NA, VRDN  -  1,200,000  1,200,000
New York City Gen. Oblig. Series 1994 A4,
3.75%, LOC Chemical Bank, VRDN  VMIG 1  200,000  200,000
New York City Hsg. Dev. Corp. Multi-Family
Mtg. Rev. (Tribeca Towers) Series 1994 A, 3%,
(FNMA Guaranteed), VRDN (b)  A-1+  1,000,000  1,000,000
New York State Energy Research & Dev. Auth.
Elec. Facs. Rev. (Long Island Lighting Co.)
Series 95-A, 3% 8/1/25
LOC Union Bank of Switzerland, VRDN (b) VMIG 1 5,000,000 5,000,000 TOTAL MUNICIPAL BONDS
(Cost $9,800,000)   9,800,000
TOTAL INVESTMENTS - 100%
(Cost $309,996,118)  $ 325,404,544
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
8 30-Year Treasury Bond Contracts   Mar. 1996 $ 967,500 $ 7,677
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.3%

SECURITY TYPE ABBREVIATIONS
INFL - Inverse Floating Rate Security
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $484,575.
(f) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 62.2% AAA, AA, A 54.9%
Baa  33.8% BBB 31.6%
Ba  0.0% BB 1.5%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   34.8%
Special Tax   12.1
Transportation   11.7
Industrial Development   11.5
Others
 (individually less than 10%)   29.9
TOTAL   100.0%
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $310,512,837. Net unrealized appreciation aggregated $14,891,707, of which $15,150,126 related to appreciated investment securities and $258,419 related to depreciated investment securities.
At January 31, 1996, the fund had a capital loss carryforward of approximately $8,388,000 which will expire on January 31, 2004.
At January 31, 1996, the fund was required to defer $251,712 of losses on futures contracts.
SPARTAN NEW YORK MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL HIGH YIELD PORTFOLIO)



FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996

1.ASSETS

Investment in securities, at value (cost $309,996,118) -                  $ 325,404,544
See accompanying schedule

Cash                                                                       5,017

Receivable for investments sold                                            7,968,090

Interest receivable                                                        4,535,803

Receivable for daily variation on futures contracts                        2,000

 2.TOTAL ASSETS                                                            337,915,454

3.LIABILITIES

Payable for investments purchased                           $ 9,450,896

Payable for fund shares redeemed                             348,901

Distributions payable                                        266,379

Accrued management fee                                       151,571

 4.TOTAL LIABILITIES                                                       10,217,747

5.NET ASSETS                                                              $ 327,697,707

Net Assets consist of:

Paid in capital                                                           $ 321,445,692

Accumulated undistributed net realized gain (loss)                         (9,164,088)
on investments

Net unrealized appreciation (depreciation)                                 15,416,103
on investments

6.NET ASSETS, for 30,456,030 shares outstanding                           $ 327,697,707

7.NET ASSET VALUE, offering price and redemption price                     $10.76
per share ($327,697,707 (divided by) 30,456,030 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JANUARY 31, 1996

8.9.INTEREST INCOME                                                      $ 18,540,843

10.EXPENSES

Management fee                                             $ 1,745,026

Non-interested trustees' compensation                       1,353

 Total expenses before reductions                           1,746,379

 Expense reductions                                         (29,211)

 11.TOTAL EXPENSES                                                        1,717,168

12.NET INTEREST INCOME                                                    16,823,675

13.REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      328,055

 Futures contracts                                          39,392        367,447

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      29,644,767

 Futures contracts                                          141,890       29,786,657

14.NET GAIN (LOSS)                                                        30,154,104

15.NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 46,977,779
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR            YEAR
                                                         ENDED           ENDED
                                                         JANUARY 31,     JANUARY 31,
                                                         1996            1995

16.INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 16,823,675    $ 21,050,856
Net interest income

 Net realized gain (loss)                                 367,447         (4,678,274)

 Change in net unrealized appreciation (depreciation)     29,786,657      (46,375,984)

 17.NET INCREASE (DECREASE) IN NET ASSETS RESULTING       46,977,779      (30,003,402)
FROM OPERATIONS

Distributions to shareholders                             (17,006,346)    (21,050,856)
From net interest income

 From net realized gain                                   -               (5,445,236)

 In excess of net realized gain                           -               (4,245,511)

 18.TOTAL  DISTRIBUTIONS                                  (17,006,346)    (30,741,603)

Share transactions                                        45,657,560      60,874,946
Net proceeds from sales of shares

 Reinvestment of distributions                            14,016,045      26,203,604

 Cost of shares redeemed                                  (57,063,043)    (177,324,646)

 Redemption fees                                          10,681          66,557

19. NET INCREASE (DECREASE) IN NET ASSETS RESULTING       2,621,243       (90,179,539)
FROM SHARE TRANSACTIONS

  20.TOTAL INCREASE (DECREASE) IN NET ASSETS              32,592,676      (150,924,544)

21.NET ASSETS

 Beginning of period                                      295,105,031     446,029,575

 End of period                                           $ 327,697,707   $ 295,105,031

22.OTHER INFORMATION
Shares

 Sold                                                     4,435,483       5,994,383

 Issued in reinvestment of distributions                  1,350,510       2,597,398

 Redeemed                                                 (5,514,764)     (17,610,723)

 Net increase (decrease)                                  271,229         (9,018,942)


FINANCIAL HIGHLIGHTS

                               YEARS ENDED JANUARY 31,                           NINE MONTHS   YEAR
                                                                                 ENDED         ENDED
                                                                                 JANUARY 31,   APRIL 30,

                               1996                      1995        1994D       1993          1992

SELECTED PER-SHARE DATA

Net asset value,               $ 9.780                   $ 11.380    $ 10.890    $ 10.480      $ 10.090
beginning of period

Income from                     .549                      .607        .622        .491          .675
Investment
Operations
Net interest income

 Net realized and               .986                      (1.322)     .768        .518          .408
 unrealized gain
 (loss)

 Total from investment          1.535                     (.715)      1.390       1.009         1.083
 operations

Less Distributions              (.555)E                   (.607)      (.622)      (.491)        (.675)
From net interest
 income

 From net realized              -                         (.160)      (.280)      (.110)        (.020)
 gain

 In excess of net               -                         (.120)      -           -             -
 realized gain

 Total distributions            (.555)                    (.887)      (.902)      (.601)        (.695)

Redemption fees added           .000                      .002        .002        .002          .002
to paid in capital

Net asset value, end of        $ 10.760                  $ 9.780     $ 11.380    $ 10.890      $ 10.480
period

TOTAL RETURN B                  16.05%                    (6.16)      13.12       9.83%         11.03%
                                                         %           %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 327,698                 $ 295,105   $ 446,030   $ 366,840     $ 291,913
period (000 omitted)

Ratio of expenses to            .54%                      .55%        .55         .48%A         .38%
average net assets             C                                     %           ,C            C

Ratio of net interest           5.30%                     5.98%       5.49        6.03%A        6.51%
income                                                               %
to average net assets

Portfolio turnover rate         82%                       38%         50          35%A          21%
                                                                     %


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO TO FINANCIAL STATEMENTS).
SPARTAN NEW YORK INTERMEDIATE MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK INTERMEDIATE MUNICIPAL PORTFOLIO)



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value), and the effect of the $5 account closeout fee. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns, dividends, and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                             PAST 1   LIFE OF
                                                           YEAR     FUND

Spartan New York Intermediate Municipal Inco               12.98%   10.69%
me

Lehman Brothers New York 1-17 Year
Municipal Bond Index                                       13.68%   n/a

New York Intermediate Municipal Debt
Funds Average                                              11.67%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period - in this case, one year or since the fund started on December 29, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New York 1-17 Year Municipal Bond Index - a gauge of the New York intermediate municipal bond market. To measure how the fund's performance stacked up against its peers, you can also compare it to the New York intermediate municipal debt funds average, which reflects the performance of 23 New York intermediate municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past year. Both benchmarks include reinvested dividends and capital gains, if any. Recent U.S. Consumer Price Index information was not available from the U.S. Department of Labor at the time this report was printed.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                             PAST 1   LIFE OF
                                                           YEAR     FUND

Spartan New York Intermediate Municipal Inco               12.98%   4.97%
me

Lehman Brothers New York 1-17 Year
Municipal Bond Index                                       13.68%   n/a

New York Intermediate Municipal Debt
Funds Average                                              11.67%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
             LB Municipal Bond Index (Spartan New York Intermediate
Municipal Po
    12/31/93                    10000
10000.00
    01/31/94                  10114.2
10110.96
    02/28/94               9852.24222
9874.47
    03/31/94          9451.0589168016
9490.81
    04/30/94      9531.20389641607757
9590.31
    05/31/94      9613.83943419800496
9711.74
    06/30/94      9555.09887525505515
9671.17
    07/31/94      9730.24383763848031
9815.93
    08/31/94      9763.91048131670945
9837.50
    09/30/94      9620.57627545098016
9692.01
    10/31/94      9449.71484079897075
9538.05
    11/30/94      9278.86399647732536
9393.15
    12/31/94      9483.09179303979129
9574.33
    01/31/95      9754.11855648486853
9786.16
    02/28/95      10037.7683241074485
10014.76
    03/31/95      10153.1022821514431
10141.74
    04/30/95      10165.0829428443818
10141.88
    05/31/95       10489.450739550546
10343.94
    06/30/95      10397.6680455794787
10287.06
    07/31/95      10496.2379386515722
10405.71
    08/31/95      10629.3302357136741
10525.03
    09/30/95      10696.6138961057417
10598.73
    10/31/95      10852.1426621551192
10728.92
    11/30/95      11032.1797089202726
10869.75
    12/31/95      11138.1989559229964
10956.93
    01/31/96       11222.292358040215
11056.82

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan New York Intermediate Municipal Income Fund on December 31, 1993, shortly after the fund started. As the chart shows, by January 31, 1996, the value of your investment would have grown to $11,057 - a 10.57% increase on your initial investment. This assumes you still own the fund on January 31, 1996 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market - did over the same period. With dividends reinvested, the same $10,000 would have grown to $11,222 - a 12.22% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                       DECEMBER 29, 1993
                                       (COMMENCEMENT
                                       OF OPERATIONS) TO
      YEARS ENDED JANUARY 31,          JANUARY 31,

      1996                      1995   1994

Dividend return  5.34% 4.82% 0.33%

Capital appreciation
 return  7.64% -8.05% 0.88%

Total return  12.98% -3.23% 1.21%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.05(cents)   23.75(cents)   47.08(cents)

Annualized dividend rate                 4.82%         4.81%          4.87%

30-day annualized yield                  4.55%         -              -

30-day annualized tax-equivalent yield   8.04%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.91 over the past month, $9.79 over the past six months, and $9.67 over the past year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period of time and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.41% combined effective 1996 federal, state and New York City income tax bracket, but does not reflect payment of the alternative minimum tax, if applicable. If the advisor had not reimbursed certain portfolio expenses during the period shown, the yield and tax-equivalent yield would have been 4.25% and 7.51%, respectively.
SPARTAN NEW YORK INTERMEDIATE MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK INTERMEDIATE MUNICIPAL PORTFOLIO)



FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of 1994,
the municipal bond market posted
strong returns for the 12 months
ended January 31, 1996. For the
period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the tax-free market -
had a total return of 15.05%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
for investment-grade taxable
bonds - had a total return of
16.95%. Tax-free bonds kicked off
1995 by surging ahead of their
taxable counterparts in the first
quarter on signs of a slowing
economy and tamer inflation
expectations. By spring, however,
the muni bond market began to
underperform U.S. Treasury
securities when Congress began
consideration of tax-code changes,
some of which threatened the
tax-exempt status of municipal
securities. This threat of tax reform
dampened enthusiasm in the
municipal bond market, stalling the
rally and helping shorter maturity
bonds to outperform their longer
counterparts throughout the spring
and summer months. By the fourth
quarter of 1995, historically
attractive valuations relative to
Treasuries, a slowdown in supply,
and stronger demand from
insurance companies and retail
buyers helped longer-term tax-free
bonds rebound.
An interview with Norman Lind, Portfolio Manager of Spartan
New York Intermediate Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12 months ended January 31, 1996, the fund returned 12.98%. That beat the New York intermediate municipal debt funds average, which returned 11.67% for the same period, as tracked by Lipper Analytical Services. The Lehman Brothers New York 1-17 Year Municipal Bond Index returned 13.68% for the same 12-month period.
Q. WHAT FACTORS CONTRIBUTED TO THE MUNICIPAL BOND MARKET'S STRONG PERFORMANCE OVER THE PAST YEAR?
A. Obviously, falling interest rates had a lot to do with the municipal bond market's positive performance, although the year wasn't without its share of challenges. The 1994 bankruptcy of Orange County, California, was one such challenge the market faced in 1995. Later, various tax reform proposals in Washington - including the flat tax - posed a threat to munis' federally tax-free status and caused the municipal market to lag the Treasury market. Demand for municipal bonds slowed as these tax-reform fears became more pronounced. But a dwindling supply of new issuance helped the market move back up in the last portion of the period. Demand increased as large institutional investors such as insurance companies took advantage of attractive percentage spreads - specifically, paying relatively little in yield, compared to a taxable bond, to get a tax-free bond.
Q. TURNING TO THE FUND, WHAT FACTORS HELPED IT TO PERFORM WELL RELATIVE TO ITS COMPETITORS?
A. A heavy weighting in discount and non-callable bonds was a major factor. Discount bonds sell below face value because they carry coupons, or interest rates, that are below current interest rates. As interest rates fell and moved closer to the coupons offered by discount bonds, the discount bonds appreciated significantly. Also, the fund's non-callable bonds did quite well. Non-callable bonds can not be redeemed prior to their maturity date by their issuer. In effect, that call protection protects investors from having to reinvest the proceeds at times when interest rates are falling. In that case, investors most likely would be forced to give up their higher-yielding callable bond in favor of a lower-yielding bond. As interest rates fell, an increased demand for non-callable bonds caused their prices to rise during most of the year.
Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND IN OCTOBER?
A. I added some intermediate maturity bonds issued by New York City. However, the fund remains underweighted in these securities relative to the Lehman Brothers New York 1-17 Year Municipal Bond Index because I had some concerns about the city's ability to balance its budget. At the time I bought them, I felt that they offered attractive yields. In addition, like the previous manager, I continued to upgrade the overall credit quality of the fund. When making investment decisions, I look for what I am being paid in yield in comparison to the risks of the investment. Because the municipal bond market has done so well this year, the spread - or the difference in yield between lower-rated investment-grade bonds and higher-rated bonds - has been very narrow. Therefore, I am not being paid enough to take on lower-quality bonds, and on the other hand, I'm not sacrificing very much to get higher-quality issuers.
Q. DID YOU ALSO CHANGE THE WAY
THE FUND WAS ALLOCATED AMONG
VARIOUS SECTORS OF THE MUNICIPAL
MARKET?
A. Because this fund specializes in municipal bonds with intermediate maturities, its sector allocation is a secondary concern. Rather, I believe I add more value by trying to take advantage of price inefficiencies along the intermediate end of the yield curve - which is the graphical representation of the yields of various bond maturities. Therefore, I look for bonds that are undervalued relative to those of other maturities or that have investment characteristics that make them well suited for a particular bond market environment.
Q. WHAT'S YOUR OUTLOOK?
A. It's likely that, as the presidential election approaches, tax-reform talk could re-emerge. Should tax reform move to the forefront of political debate, it could be a source of future volatility for much of the municipal market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income exempt from federal,
state and New York City
income taxes by investing
primarily in investment-grade
New York
municipal securities
START DATE: December 29,
1993
SIZE: as of January 31, 1996,
more than $56 million
MANAGER: Norm Lind, since
October 1, 1995; manager,
Fidelity New York Insured
Municipal Income, since 1994;

Fidelity New York Municipal
Income and Spartan New
York Municipal Income, since
1993; manager, Fidelity
Advisor Short-Intermediate
Municipal Income, and
Spartan Short-Intermediate
Municipal Income funds, since
October 1995; joined Fidelity
in 1986
(checkmark)


NORM LIND ON THE
NEW YORK BUDGET PROCESS:
"In my view, New York state's
budget process will be one of
the important factors shaping
the New York municipal
market in 1996. The keys are
whether the budget will be on
time and how successful it is
in meeting the fiscal
challenges the state currently
faces.
"If the state can bring a
budget in on time, investors
would likely view that as a
positive for the market. But I
believe that the state may
miss its April 1 deadline since
much of the budget will be
contingent on federal
Medicare and welfare reform.
"On the other hand, a delayed
budget could mean that the
state will temporarily reduce
its issuance of new municipal
bonds. That lack of supply
could translate into a
temporary positive for the
market."
(solid bullet)  On October 1, 1995, Norm
Lind took over management
of the fund from David
Murphy.
SPARTAN NEW YORK INTERMEDIATE MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK INTERMEDIATE MUNICIPAL PORTFOLIO)



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JANUARY 31, 1996
                     % OF FUND'S    % OF FUND'S INVESTMENT
                     INVESTMENTS    S
                                    IN THESE SECTORS
                                    6 MONTHS AGO

General Obligation   25.2           12.3

Water & Sewer        17.0           12.8

Special Tax          12.0           7.1

Education            8.0            9.4

Resource Recovery    8.0            13.1

AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1996
              6 MONTHS AGO

Years   9.0   9.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1996
              6 MONTHS AGO

Years   6.1   6.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995
Aaa 46.4%
Aa, A 27.7%
Baa 19.6%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 6.3%
Aaa 47.3%
Aa, A 23.7%
Baa 15.0%
Ba, B 0.0%
Non-rated 3.5%
Short-term
investments 10.5%
Row: 1, Col: 1, Value: 46.4
Row: 1, Col: 2, Value: 27.7
Row: 1, Col: 3, Value: 19.6
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 6.3
Row: 1, Col: 1, Value: 47.3
Row: 1, Col: 2, Value: 23.7
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.5
Row: 1, Col: 6, Value: 10.5
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN NEW YORK INTERMEDIATE MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK INTERMEDIATE MUNICIPAL PORTFOLIO)



INVESTMENTS JANUARY 31, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 93.7%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - 92.6%
Babylon Waste Facs. 9% 8/1/09 (FGIC Insured) Aaa $ 350,000 $ 481,250 Hempstead Town Ind. Dev. Agcy. Resource
Recovery Rev. (American Rfdg. Fuel Co.)
7.375% 12/1/05  Baa1  2,730,000  2,841,193
Monroe County Pub. Impt. Unltd. Tax 5% 6/1/07
(AMBAC Insured)  Aaa  1,500,000  1,526,250
Nassau County Rfdg. Combined Swr. Dist.
Series E, 5.30% 7/1/07 (MBIA Insured)  Aaa  350,000  365,313
New York City Gen. Oblig:
 Rfdg. Series D, 6.30% 8/15/01  Baa1  1,000,000  1,055,000
 Series A, 7% 8/1/04 (AMBAC Insured)  Aaa  1,000,000  1,166,250
New York City Muni. Assistance Corp. Series D, 6%
7/1/05 (AMBAC Insured)  Aaa  2,000,000  2,205,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Sys. Rev.:
  Series B, 5.375% 6/15/07
  (AMBAC Insured)  Aaa  1,000,000  1,043,750
  Series F, 5.80% 6/15/09  A  200,000  208,750
New York City Ind. Dev. Agcy. Civic Facs. Rev.
(USTA Nat'l. Tennis Ctr. Proj.) 6.40%
11/15/08 (FSA Insured)  Aaa  1,000,000  1,128,750
New York City Ind. Dev. Agcy. Spl. Facs. Rev.
(Terminal One Group Assoc. Proj.)
5.70% 1/1/04 (b)  A  1,500,000  1,565,625
New York State Ctfs. of Prtn. 6.70% 9/1/97  Baa1  1,110,000  1,153,013
New York State Crossover Rfdg.
7.50% 11/15/00  A  1,000,000  1,137,500
New York State Dorm. Auth. Rev.:
 Rfdg. (State Univ. Edl. Facs.) Series A:
  6.50% 5/15/04  Baa1  1,000,000  1,091,250
  6.50% 5/15/06  Baa1  1,000,000  1,095,000
 (City Univ. Sys. Consolidated)
 Series C, 6.25% 7/1/04 (AMBAC Insured)  Aaa  2,100,000  2,344,125
 (Columbia Univ.) Series A, 4.75% 7/1/14  Aaa  2,500,000  2,371,875
 (Vassar College):
  6% 7/1/03  Aa  300,000  328,875
  6% 7/1/04  Aa  745,000  819,500
  6% 7/1/06  Aa  850,000  940,313
New York State Energy Research & Dev. Auth. Poll.
Cont. Rev. (New York State Elec. & Gas Corp.)
Series E, 5.90% 12/1/06 (MBIA Insured)  Aaa  1,000,000  1,102,500
New York State Envir. Facs. Corp. Poll. Cont. Rev.
 (State Wtr. Revolving Fund):
  (City Proj.):
   Series A, 6.90% 6/15/02  Aa  1,100,000  1,238,875
   Series E, 6.25% 6/15/05
   (AMBAC Insured)  Aa  1,500,000  1,672,500
  Series D:
   6.10% 5/15/03  Aaa  1,000,000  1,116,250
   6.40% 11/15/06  Aaa  1,000,000  1,145,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Local Gov't. Assistance Corp.:
 Rfdg. Series E, 6% 4/1/14  A $ 1,000,000 $ 1,091,250
 Series A, 7% 4/1/04  A  2,500,000  2,834,375
 Series B:
  7.375% 4/1/12
  (Pre-Refunded to 4/1/01 @ 102)(d)  Aaa  1,000,000  1,170,000
  7.50% 4/1/20 (Escrowed to Maturity)(d)  Aaa  1,000,000  1,175,000
New York State Metropolitan Trans. Auth. Svc.
Contract Trans. Facs.:
  Rfdg. Series 5, 6.90% 7/1/05  Baa1  1,500,000  1,631,250
  Series O, 5.25% 7/1/01  Baa1  100,000  103,125
New York State Pwr. Auth. Gen. Purp. Rev.:
 Rfdg. Series W, 6.50% 1/1/08  Aa  250,000  286,563
 Series CC, 5% 1/1/09 (FGIC Insured)  Aaa  1,000,000  998,750
New York State Tollway Auth. Hwy. & Bridge Trust
Fund Series A, 6.25% 4/1/04
(MBIA Insured)  Aaa  500,000  561,875
New York State Tollway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge) Series A, 6% 1/1/05
(MBIA Insured)  Aaa  1,000,000  1,103,750
New York State Urban Dev. Corp. Rev. Rfdg.:
 (Correctional Cap. Facs.):
  Series A, 6.30% 1/1/03  Baa1  700,000  751,625
  5.25% 1/1/03  Baa1  165,000  166,856
 (Syracuse Univ. Ctr.) 5.20% 1/1/03  Baa1  1,000,000  997,500
Niagara Falls Wtr. Treatment 7% 11/1/13
(MBIA Insured)  Aaa  1,000,000  1,131,250
North Hempstead Solid Waste Mangement 4.90%
2/1/06 (MBIA Insured)  Aaa  125,000  125,938
Onondaga County Gen. Oblig. 5.70%
4/1/08  Aa  1,000,000  1,078,750
Suffolk County Ind. Dev. Agcy. Southwest Swr. Sys.
Rev. 6% 2/1/07 (FGIC Insured)  Aaa  1,340,000  1,489,072
Suffolk County Wtr. Auth. Wtrwks. Rev.:
 Rfdg. Series C, 5.75% 6/1/10
 (AMBAC Insured)
 (Escrowed to Maturity)(d)  Aaa  30,000  33,113
 5.75% 6/1/10 (AMBAC Insured)  Aaa  170,000  178,075
Triborough Bridge & Tunnel Auth. Gen. Purp. Rev.:
 Rfdg. Series Y, 5.50% 1/1/03  Aa  1,500,000  1,597,500
 Series A, 6% 1/1/11  Aa  500,000  545,000
 Series R, 6% 1/1/20 (MBIA Insured)
 (Pre-Refunded to 1/1/00 @ 100)(d)  Aaa  90,000  96,638
 Series S, 7% 1/1/21
 (Escrowed to Maturity)(d)  Aaa  1,000,000  1,142,500
   51,433,462
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
PUERTO RICO - 1.1%
Puerto Rico Commonwealth Pub. Impt. 6.80%
7/1/21 (Pre-Refunded to 7/1/02 @
101.50)(d)  AAA $ 500,000 $ 582,500
TOTAL MUNICIPAL BONDS
 (Cost $50,087,038)   52,015,962
MUNICIPAL NOTES (A) - 6.3%
NEW YORK - 5.4%
Erie County Ind. Dev. Auth. Ind. Dev. Rev.
(National Wire Prods.) Series 1988 E, 3.30%,
LOC Marine Midland Bank, VRDN (b)  A-2  420,000  420,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Series 1993-C, 3.50% 6/15/22
(FGIC Insured)  VMIG 1  200,000  200,000
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev. (Niagra Mohawk Proj.)
Series 1986 A, 3.75%,
LOC Toronto-Dominion Bank, VRDN  P-1  1,400,000  1,400,000
New York State Envir. Facs. Corp. Resource
Recovery Rev. (Hunting, Inc. Proj.)
Series 1989,3.60%,
LOC Union Bank of Switzerland, VRDN (b)  A-1+  1,000,000  1,000,000
   3,020,000
NEW YORK & NEW JERSEY - 0.9%
New York & New Jersey Port Auth. Series SS,
4.90% 9/1/97 (b)  MIG 1  515,000  515,515
TOTAL MUNICIPAL NOTES
(Cost $3,535,000)   3,535,515
TOTAL INVESTMENTS - 100%
(Cost $53,622,038)  $ 55,551,477

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 73.0% AAA, AA, A 79.2%
Baa  19.6% BBB 14.5%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   25.2%
Water & Sewer   17.0
Special Tax   12.0
Others
 (individually less than 10%)   45.8
TOTAL   100.0%
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $53,622,038. Net unrealized appreciation aggregated $1,929,439, of which $1,932,421 related to appreciated investment securities and $2,982 related to depreciated investment securities.
At January 31, 1996, the fund had a capital loss carryforward of approximately $319,000 which will expire on January 31, 2003.
The fund has elected to defer to its fiscal year ending January 31, 1997 approximately $6,000 of losses recognized during the period November 1, 1995 to January 31, 1996.
At January 31, 1996, the fund was required to defer $19,222 of losses on futures contracts.
SPARTAN NEW YORK INTERMEDIATE MUNICIPAL INCOME FUND
(FORMERLY SPARTAN NEW YORK INTERMEDIATE MUNICIPAL PORTFOLIO)



FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996

23.ASSETS

Investment in securities, at value (cost $53,622,038) -                $ 55,551,477
See accompanying schedule

Interest receivable                                                     623,551

 24.TOTAL ASSETS                                                        56,175,028

25.LIABILITIES

Payable to custodian bank                                  $ 100,256

Distributions payable                                       29,924

Accrued management fee                                      11,490

Other payables and accrued expenses                         3,907

 26.TOTAL LIABILITIES                                                   145,577

27.NET ASSETS                                                          $ 56,029,451

Net Assets consist of:

Paid in capital                                                        $ 54,444,152

Accumulated undistributed net realized gain (loss)                      (344,140)
on investments

Net unrealized appreciation (depreciation)                              1,929,439
on investments

28.NET ASSETS, for 5,616,211 shares outstanding                        $ 56,029,451

29.NET ASSET VALUE, offering price and redemption price                 $9.98
per share ($56,029,451 (divided by) 5,616,211 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JANUARY 31, 1996

30.31.INTEREST INCOME                                                   $ 2,506,991

32.EXPENSES

Management fee                                             $ 270,958

Non-interested trustees' compensation                       188

 Total expenses before reductions                           271,146

 Expense reductions                                         (163,828)    107,318

33.NET INTEREST INCOME                                                   2,399,673

34.REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      414,481

 Futures contracts                                          (49,775)     364,706

Change in net unrealized appreciation (depreciation) on                  3,106,640
investment securities

35.NET GAIN (LOSS)                                                       3,471,346

36.NET INCREASE (DECREASE) IN NET ASSETS RESULTING                      $ 5,871,019
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR            YEAR
                                                         ENDED           ENDED
                                                         JANUARY 31,     JANUARY 31,
                                                         1996            1995

37.INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 2,399,673     $ 1,478,256
Net interest income

 Net realized gain (loss)                                 364,706         (662,894)

 Change in net unrealized appreciation (depreciation)     3,106,640       (1,240,992)

 38.NET INCREASE (DECREASE) IN NET ASSETS RESULTING       5,871,019       (425,630)
FROM OPERATIONS

Dividends to shareholders from net interest income        (2,448,025)     (1,478,256)

Share transactions                                        43,426,908      52,266,191
Net proceeds from sales of shares

 Reinvestment of distributions                            2,102,390       1,270,950

 Cost of shares redeemed                                  (28,094,066)    (25,735,391)

39. NET INCREASE (DECREASE) IN NET ASSETS RESULTING       17,435,232      27,801,750
FROM SHARE TRANSACTIONS

  40.TOTAL INCREASE (DECREASE) IN NET ASSETS              20,858,226      25,897,864

41.NET ASSETS

 Beginning of period                                      35,171,225      9,273,361

 End of period                                           $ 56,029,451    $ 35,171,225

42.OTHER INFORMATION
Shares

 Sold                                                     4,497,855       5,494,111

 Issued in reinvestment of distributions                  216,479         135,984

 Redeemed                                                 (2,889,437)     (2,757,505)

 Net increase (decrease)                                  1,824,897       2,872,590


FINANCIAL HIGHLIGHTS

                                            YEARS ENDED JANUARY 31,              DECEMBER 29, 1993
                                                                                 (COMMENCEMENT
                                                                                 OF OPERATIONS) TO
                                                                                 JANUARY 31,

                                            1996                      1995       1994

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 9.280                   $ 10.090                       $ 10.000

Income from Investment Operations            .471                      .480                           .033
Net interest income

 Net realized and unrealized gain (loss)     .709                      (.810)                         .090

 Total from investment operations            1.180                     (.330)                         .123

Less Distributions                           (.480)D                   (.480)                         (.033)
From net interest income

Net asset value, end of period              $ 9.980                   $ 9.280                        $ 10.090

TOTAL RETURN B                               12.98%                    (3.21)%                        1.23%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)     $ 56,029                  $ 35,171                       $ 9,273

Ratio of expenses to average net assets      .22%                      .04%                           0.0%A,
                                            C                         C                              C

Ratio of net interest income to average      4.87%                     5.18%                          3.85%A
net assets

Portfolio turnover rate                      77%                       33%                            0%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO)



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                  PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Spartan New York Municipal Money Market         3.46%    15.62%   22.12%

New York Tax-Free
Money Market Funds Average                      3.24%    14.14%   19.41%

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period - in this case, one year, five years or since the fund started on February 3, 1990. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free money market funds average, which reflects the performance of 37 New York tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past year. Recent U.S. Consumer Price Index information was not available from the U.S.
Department of Labor at the time this report was printed. (The periods covered by the IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                  PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Spartan New York Municipal Money Market         3.46%    2.94%    3.39%

New York Tax-Free
Money Market Funds Average                      3.24%    2.68%    3.04%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           1/30/95   4/24/95   7/31/95   10/30/95   1/29/96

Spartan New York           3.24%     3.72%     3.39%     3.39%      2.90%
Municipal Money Market



New York Tax-Free Money    2.97%     3.53%     3.11%     3.16%      2.74%
Market Funds Average



Spartan New York           5.73%     6.57%     5.99%     5.99%      5.12%
Municipal Money Market -
Tax-equivalent


Row: 1, Col: 1, Value: 3.24
Row: 1, Col: 2, Value: 2.97
Row: 2, Col: 1, Value: 3.72
Row: 2, Col: 2, Value: 3.53
Row: 3, Col: 1, Value: 3.39
Row: 3, Col: 2, Value: 3.11
Row: 4, Col: 1, Value: 3.39
Row: 4, Col: 2, Value: 3.16
Row: 5, Col: 1, Value: 2.9
Row: 5, Col: 2, Value: 2.74
4% -
3% -
2% -
1% -
0%
Spartan New York
Municipal Money
Market
Average New York
Tax-Free Money
Market Fund
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal, state and New York City income tax rate of 43.41%. A portion of the fund's income may be subject to the alternative minimum tax. Figures for the New York tax-free money market funds average are from IBC/Donoghue.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO)



FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jan Bradburn,
Portfolio Manager of Spartan New York Municipal Money Market Fund
Q. JAN, HOW HAS THE INVESTMENT CLIMATE CHANGED DURING THE PAST YEAR?
A. Overall, conditions have been favorable, characterized by moderate growth, low inflation and declining interest rates. Twelve months ago, the Federal Reserve was still in a tightening mode, periodically raising interest rates in hopes of slowing down the pace of economic growth and preventing an outbreak of inflation. In February 1995, days after the period began, the Fed raised the interest rate banks charge each other for overnight loans - known as the federal funds rate - one-quarter percentage point. It was the seventh rate increase in a year, doubling the federal funds rate during that span to 6.00%. Not long after that, we began to see evidence that Fed policy was working. The economy expanded at an annual rate of only 2.7% during the first quarter of 1995, down from more than 5% during the previous quarter. When growth slowed still further to 1.3% during the second quarter of 1995, some economists warned of a recession. That's when the Fed shifted to an easing mode. Since then there have been three rate cuts of one-quarter percentage point each - in July 1995, December 1995 and January 1996. The federal funds rate ended the period at 5.25%.
Q. WHAT WAS YOUR STRATEGY IN THE FACE OF DECLINING RATES?
A. When the period began, the fund's average maturity was 41 days, a fairly neutral posture that made sense since it was expected that the Fed would raise interest rates in February. That spring, as supply entered the market and interest rates declined, I moved the fund's average maturity farther out, reaching 61 days by the end of July. Throughout the fall and early winter, as rates have continued to come down, I've kept the fund's average maturity around 60 days, ending the period at 62 days.
Q. HOW DID THE FUND PERFORM?
A. Spartan New York Municipal Money Market Fund's seven-day yield on January 31, 1996 was 2.92%, compared to 3.30% a year ago. For New York City investors in the 43.41% combined federal, state and local income-tax bracket, the latest yield was the equivalent of a 5.16% yield on a taxable investment. Through January 31, 1996, the fund's one-year total return was 3.46%, compared to 3.24% for the New York tax-free money market funds average, according to IBC/Donoghue.
Q. WHAT'S THE OUTLOOK?
A. Given the likely prospects for continued slow economic growth and benign inflation, I think it's unlikely that we've seen the last of the Fed rate cuts in the current cycle. However, there's enough uncertainty in the market right now that it would be imprudent to extend the fund aggressively. So, in the months ahead, I'll look for opportunities to lock in longer-term securities at attractive rates, but I probably won't move the fund's average maturity much beyond 60 days. My goal is to capture a portion of the higher yields available from longer-term money market securities without giving up the flexibility to respond to changing conditions.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: tax-free income with
share price stability by
investing in high-quality
short-term New York municipal
securities
START DATE: February 3, 1990
SIZE: as of January 31, 1996,
more than $676 million
MANAGER: Janice Bradburn,
since 1990; manager, Spartan
Florida Municipal Money
Market, since 1995; Fidelity
Ohio Municipal Money Market,
since 1993; Fidelity
Massachusets Municipal and
Spartan Massachusetts
Municipal Money Market, since
1992; Fidelity New York
Municipal Money Market, since
1989; joined Fidelity in 1989
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO)



INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            1/31/96            7/31/95            1/31/95

0 - 30       60                 72                 69

31 - 90         10              10                 15

91 - 180     19                 4                  11

181 - 397    11                  14                 5

WEIGHTED AVERAGE MATURITY
                         1/31/96   7/31/95   1/31/95

Spartan New York
Municipal Money Market   62 days   61 days   41 days

New York Tax-Free
Money Market Funds       49 days   56 days   42 days
Average*

ASSET ALLOCATION
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995

Row: 1, Col: 1, Value: 54.0
Row: 1, Col: 2, Value: 9.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 25.0
Row: 1, Col: 5, Value: 8.0
Row: 1, Col: 1, Value: 56.0
Row: 1, Col: 2, Value: 17.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 19.0
Row: 1, Col: 5, Value: 4.0
Variable rate
demand notes
(VRDNs) 54%
Commercial
paper 9%
Tender bonds 4%
Municipal
notes 25%
Other 8%
Variable rate
demand notes
(VRDNs) 56%
Commercial
paper 17%
Tender bonds 4%
Municipal
notes 19%
Other 4%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO)



INVESTMENTS JANUARY 31, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - 93.3%
Albany Central School Dist. BAN:
 3.90% 6/20/96  $ 1,550,000 $ 1,550,285
 4.50% 7/12/96   1,000,000  1,002,555
Amherst Ind. Dev. Auth. Ind. Dev. Rev. (Maple Dev. Proj.)
Series 1986, 3.30%, LOC Marine Midland Bank,
VRDN (b)   4,525,000  4,525,000
Babylon Ind. Dev. Rev. (Southern Container Corp.) 3.45%,
LOC Fleet Bank, VRDN (b)   3,600,000  3,600,000
Battery Park City Auth. Participating VRDN, Series 90 PW-18,
3.30% (Liquidity Facility Canadian Imperial Bank) (c)   3,600,000
3,600,000
Bellmore Unified Free School Dist. TAN 4% 6/27/96   1,000,000  1,001,159
Briarcliff Gen. Oblig. BAN 4.125% 6/15/96   800,000  800,071
Buffalo Gen. Oblig. RAN 4.20% 7/16/96,
LOC Landesbank Hessenth   6,800,000  6,824,203
Chautauqua County Ind. Dev. Agcy. Rev.
(Red Wing Co. Inc. Proj.) Series 1985, 3.10%,
LOC Wachovia Bank of Georgia, VRDN   100,000  100,000
Chemung County Ind. Dev. Agcy. Ind. Dev. Rev.
(MMARS Second Prog.) Series A, 3.30%,
LOC Marine Midland Bank, VRDN   2,500,000  2,500,000
Dutchess County Ind. Dev. Auth. Rev. (Toys "R" Us/
 Nytex, Inc. Proj.) 3.225%, LOC Bankers Trust, VRDN   500,000  500,000
Erie County Gen. Oblig. RAN 4.50% 9/20/96,
LOC Union Bank of Switzerland   4,500,000  4,517,848
Erie County Ind. Dev. Auth. Ind. Dev. Rev., VRDN (b):
 (Niagara Envelope Co. Proj.) 3.30%,
 LOC Marine Midland Bank   1,900,000  1,900,000
 (Uniland Dev./Buffalo Campus-B) 3.30%,
 LOC Marine Midland Bank   1,230,000  1,230,000
Glenville BAN 4.25% 7/19/96   4,000,000  4,008,001
Half Hollow Hills TAN 4.25% 6/28/96   7,000,000  7,012,810
Hamburg BAN 4.125% 6/13/96   2,000,000  2,002,973
Harborfields Central School Dist. TAN 4.25% 6/27/96   2,200,000  2,204,691
Herkimer County Ind. Rev. Agcy. (H.M. Quackenbush, Inc.)
Series 1988 A, 3.30%, LOC Marine Midland Bank,
VRDN (b)   1,100,000  1,100,000
Herricks Unified Free School Dist. TAN 4.125% 6/28/96   2,500,000
2,503,648
Huntington Unified Free School Dist. TAN 4.25% 6/27/96   4,250,000
4,255,551
Lawrence Unified Free School Dist. TAN 4.25% 6/27/96   900,000  901,125
Lewis County Ind. Dev. Auth. Ind. Dev. Rev.
(Philip Morris Proj.) 3.20%, VRDN   1,300,000  1,300,000
Monroe County BAN 4% 12/12/96   11,500,000  11,553,108
Monroe County Ind. Dev. Auth. Agcy. Rev, VRDN (b):
 (515 Lee Rd. Assoc./Nylomold Corp.)
 Series 1988 C, 3.30%, LOC Marine Midland Bank   300,000  300,000
 (Advent Tool & Mold) Series 1990 D, 3.30%,
 LOC Marine Midland Bank   985,000  985,000
 (JMT Prop. Proj.) Series 1988 B, 3.30%,
 LOC Marine Midland Bank   1,880,000  1,880,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
Nassau County BAN:
 4.25% 3/15/96  $ 10,300,000 $ 10,307,080
 4.50% 3/15/96   14,000,000  14,009,030
 4% 8/15/96   6,700,000  6,717,527
 4.25% 8/15/96   7,795,000  7,809,925
Nassau County Gen. Oblig. Rev. Bonds Series P, 6.30% 11/1/96
(FGIC Insured)   450,000  459,685
Nassau County Gen. Impt. Rev. Bonds
 Series A, 5% 11/1/96 (FGIC Insured)   1,510,000  1,523,726
 Series Q, 5% 8/1/96 (FGIC Insured)   4,300,000  4,325,980
New York City Gen. Oblig.:
 Bonds:
  Series A:
   8% 8/15/96   1,200,000  1,247,328
   8% 8/15/96   5,000,000  5,197,200
   8% 8/15/96   5,900,000  6,132,401
 VRDN:
  Series 1995 B Sub-Series B-9,
  3.30%, tender 2/21/96, LOC Chemical Bank   5,000,000  5,000,000
  Series 1995 F-2, 3.10%,
  LOC Banque Paribas   3,200,000  3,200,000
  Series 1995 F-4, 3.05%,
  LOC Landesbank Hessen-Thuringen   4,100,000  4,100,000
  Series 1995 F-7, 3.10%,
  LOC Union Bank of Switzerland   2,100,000  2,100,000
 RAN Series 1996 B, 4.75% 6/28/96
 LOC Bank of Nova Scotia   28,900,000  29,009,954
 TAN 4.50% 2/15/96   4,300,000  4,301,040
New York City Gen. Oblig. Participating VRDN (c):
 Series 1994 C-3, 3.30% (Liquidity Facility Citibank)   10,100,000
10,100,000
 3.65% (Liquidity Facility Citibank) (d)   6,200,000  6,200,000
New York City Hsg. Dev. Corp. Mtg. Rev. (York Avenue Proj.)
Series 1994 A, 3.10%, LOC Chemical Bank, VRDN (b)   9,000,000  9,000,000
New York City Hsg. Dev. Corp. Multi-Family Mtg. Rev., VRDN:
 (Tribeca Towers) Series 1994 A, 3%
 (FNMA Guaranty) (b)   5,900,000  5,900,000
 (100 Jane St. Dev. Proj.) Series 1995 A, 3.15%,
 LOC Fleet Bank   13,150,000  13,150,000
 (400 W. 59th St. Proj.) 3.15%,
 LOC Bayerische Hypothenken (b)   24,600,000  24,600,000
New York City Ind. Dev. Auth. Ind. Dev. Rev., VRDN (b):
 (Andin Int'l.) 3.05%, LOC ABN-AMRO Bank   2,250,000  2,250,000
 (Apache Realty) 3.05%, LOC ABN-AMRO Bank   1,250,000  1,250,000
 (Display Sys., Inc.) Series 1990 E, 3.05%,
 LOC ABN-AMRO Bank   450,000  450,000
 (Bowe Industries, Inc.) 3.05%,
 LOC ABN-AMRO Bank   1,750,000  1,750,000
 (Japan Airlines Co. Ltd.) Series 1991, 3.90%,
 LOC Morgan Guaranty Trust Co.   1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York City Metropolitan Trans. Auth. Participating VRDN (c):
 Series 1993 C, 3.20% (Liquidity Facility Hong Kong
 Shanghai Banking Corp.) (FGIC Insured) (c)  $ 10,000,000 $ 10,000,000
 Series 3, 3.30% (Liquidity Facility Citibank New York)   16,655,000
16,655,000
 Series 1995 SG-36, 3.20%
 (Liquidity Facility Societe Generale)   7,590,000  7,590,000
New York City Muni. Fin. Auth. Participating VRDN,
Series 1992 A, 3.20% (MBIA Insured) (c)   5,500,000  5,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
 Series 1995 A, 3.80% (FGIC Insured), VRDN   400,000  400,000
 Bonds Series B, 7.875% 6/15/96   1,750,000  1,810,947
New York State Dorm. Auth. Participating VRDN, Series PA-60,
3.20%, (Liquidity Facility Merrill Lynch & Co.) (c)   2,500,000  2,500,000
New York State Dorm. Auth. Rev.:
 Bonds:
  (Sloan-Kettering Mem. Cancer Center) Series 1989 A:
   3.50% tender 3/8/96, LOC Chemical Bank   10,400,000  10,400,000
   3.10% tender 2/1/96, LOC Chemical Bank   11,000,000  11,000,000
   3.15% tender 3/27/96, LOC Chemical Bank   7,160,000  7,160,000
  (City Univ. Sys.) Series A, 7.625% 7/1/96   3,400,000  3,517,616
  (Metropolitan Museum of Art) Series 1993 B, 2.75%,
  VRDN   1,400,000  1,400,000
New York State Energy Research & Dev. Auth.
(Long Island Lighting Co.), VRDN (b):
  Series 1993, 3%, LOC Toronto-Dominion Bank   5,500,000  5,500,000
  Series 1993 A, 2.95%, LOC Toronto-Dominion Bank   13,300,000  13,300,000
  Series 1994 A, 2.90%, LOC Union Bank of Switzerland   12,600,000
12,600,000
  Series 1995 A, 3%, LOC Union Bank of Switzerland   5,000,000  5,000,000
New York State Energy Research & Dev. Auth. Poll. Cont. Rev.:
 Bonds:
  (Long Island Lighting Proj.) Series 1985 A, 4.70%
  tender 3/1/96, LOC Deutsche Bank (b)   5,000,000  5,000,000
  (New York State Elec. & Gas Corp. Proj.):
   Series 1985 A, 4.65% tender 3/15/96,
   LOC Morgan Bank Delaware   1,500,000  1,500,000
   Series 1985 D, 3.65%,
   tender 12/1/96, LOC Union Bank of Switzerland   4,550,000  4,550,000
 (Niagara Mohawk Proj.), VRDN:
  Series 1985 A, 3.80%,
  LOC Long-Term Cr. Bank of Japan   400,000  400,000
  Series 1986 A, 3.75%, LOC Toronto-Dominion Bank (b)   600,000  600,000
  Series 1987 B, 3.90%, LOC Morgan Guaranty (b)   1,600,000  1,600,000
  Series 1988 A, 3.90%,
  LOC Morgan Guaranty Trust Co. (b)   10,500,000  10,500,000
New York State Energy Research & Dev. Auth. Participating
VRDN, Series 943202, 3.30% (Liquidity Facility Citibank)
(MBIA Insured) (c)   11,600,000  11,600,000
New York State Envir. Facs. Corp. Solid Wst. Rev. Rfdg. Bonds
(Gen. Electric Proj.) Series 1992 A, 3.50%, tender 3/20/96   5,200,000
5,200,000
New York State Envir. Fac. Corp. Wtr. Poll. Cont. Rev.
Participating VRDN, Series CR 154, 3.30%
(Liquidity Facility Citibank New York) (b) (c)   6,000,000  6,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Gen. Oblig. CP:
 Series Q:
  3.65% 2/08/96
  (Liquidity Facility Westdeutsche Landesbanken)  $ 2,400,000 $ 2,400,000
   3.10% 3/6/96
  (Liquidity Facility Westdeutsche Landesbanken)   2,300,000  2,300,000
   3.05% 3/6/96
  (Liquidity Facility Westdeutsche Landesbanken)   1,000,000  1,000,000
  3.10% 3/7/96
  (Liquidity Facility Westdeutsche Landesbanken)   5,000,000  5,000,000
  3.05% 3/11/96
  (Liquidity Facility Westdeutsche Landesbanken)   2,700,000  2,700,000
 Series R:
  3.10% 3/7/96
  (Liquidity Facility Westdeutsche Landesbanken)   1,000,000  1,000,000
  3.05% 3/8/96
  (Liquidity Facility Westdeutsche Landesbanken)   4,200,000  4,200,000
  3.05% 3/11/96
  (Liquidity Facility Westdeutsche Landesbanken)   2,600,000  2,600,000
New York State Hsg. Fin. Agcy. Rev., VRDN (b):
 (Normandie Court II Proj.) Series 1987 A, 3.05%,
 LOC Bankers Trust   13,500,000  13,500,000
 (E. 48th St. Proj.) Series 1995 A, 3.05%,
 LOC Fleet Bank   10,000,000  10,000,000
New York State Local Gov't. Assistance Corp., VRDN:
 Series 1995 D, 2.95%, LOC Societe Generale   6,700,000  6,700,000
 Series 1995 E, 2.95%, LOC Canadian Imperial Bank   7,000,000  7,000,000
 Series 1995 G, 2.90%, LOC Natwest   1,000,000  1,000,000
New York State Local Gov't. Assistance Corp.
Participating VRDN, Series PW-4, 3.30%
(Liquidity Facility Bank of Nova Scotia) (c)   4,500,000  4,500,000
New York State Med. Care Facs. Fin. Agcy. Participating
VRDN, Series PA-89, 3.20%
(Liquidity Facility Merrill Lynch & Co.) (c)   2,000,000  2,000,000
New York State Metropolitan Trans. Auth. Commuter Facs. Rev.
Bonds 8.50% 7/1/96   5,000,000  5,197,727
New York State Metropolitan Trans. Auth. Rev. Bonds:
 8.50% 7/1/96   2,200,000  2,286,522
 Series H, 8.50% 7/1/96   13,000,000  13,521,773
 Series F, 8.375% 7/1/96   2,200,000  2,286,497
New York State Mtg. Agcy. Participating VRDN (b) (c):
 Series PA-29, 3.35%,
 (Liquidity Facility Merrill Lynch & Co.)   6,000,000  6,000,000
 Series PA-87, 3.35%
 (Liquidity Facility Merrill Lynch & Co.)   3,280,000  3,280,000
 Series PT-11, 3.34% (Liquidity Facility Commerzbank)   2,825,000
2,825,000
 Series PT-15 A, 3.35%
 (Liquidity Facility Dai-ichi Kangyo Bank Ltd.)   4,500,000  4,500,000
 Series PT 15-B, 3.35% (Liquidity Facility Commerzbank)   4,220,000
4,220,000
 Series PT-26, 3.65% (Liquidity Facility Credit Suisse) (d)   2,625,000
2,625,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Pwr. Auth. Rev. CP 3.85% 2/27/96  $ 1,300,000 $ 1,300,000
New York State Pwr. Auth. Rev. & Gen. Purp. Bonds
3.85%, tender 3/1/96   2,200,000  2,200,000
Northport-East Northport Unified Free School Dist. TAN
 4.125% 6/28/96   1,000,000  1,001,314
Oswego County Ind. Dev. Agcy. Poll. Cont. Rev. Rfdg.
(Phillip Morris Co. Proj.) 3.20%, VRDN   3,000,000  3,000,000
Oswego County Ind. Dev. Auth. Ind. Dev. Rev.
(Engraph Inc. Proj.) Series 89, 3.35%,
LOC Suntrust Banks Inc., VRDN (b)   5,620,000  5,620,000
Oyster Bay BAN 4.25% 7/12/96   3,200,000  3,206,138
Penfield Central School Dist. BAN 4.125% 6/20/96   2,000,000  2,003,129
Plainview Old Bethpage Central School Dist. TAN 4.25%
6/28/96   4,000,000  4,007,004
Rochester Gen. Oblig.:
 BAN 5.25% 3/12/96   2,200,000  2,201,818
 BAN 4.50% 10/31/96   7,400,000  7,438,412
 Bonds Series A, 4.25% 9/15/96   3,720,000  3,742,580
Rockland County Ind. Dev. Agcy. Rev.
(INSL-X Prod. Corp. Proj.) Series 1990, 3.20%,
LOC Bank of New York, VRDN (b)   3,050,000  3,050,000
Rockville Center Unified Free School Dist. 4.25%
6/21/96   2,000,000  2,003,855
Rush Henrietta Central School Dist. BAN 4.125%
6/27/96   2,000,000  2,002,278
St. Lawrence County Ind. Dev. Agcy. Envir. Impt. Rev.
(Reynolds Metals Proj.) 3.10%,
LOC Royal Bank of Canada, VRDN   3,000,000  3,000,000
Suffolk County Ind. Dev. Agcy. (Suffolk Child Dev. Ctr. Proj.)
Series 1989, 3.05%, LOC Barclays Bank, VRDN   900,000  900,000
Suffolk County Ind. Dev. Agcy. Ind. Dev. Rev.
(Nissequogue Cogen Partner Fac.) 3.20%,
LOC Toronto-Dominion Bank, VRDN (b)   21,900,000  21,900,000
Suffolk County TAN 4.50% 9/12/96
LOC Canadian Imperial Bank   9,000,000  9,035,769
Syracuse BAN 5.50% 3/1/96   2,375,000  2,376,310
Tompkins County BAN Series A, 4.25% 5/31/96 (b)   2,000,000  2,001,578
Triborough Bridge & Tunnel Auth. Beneficial Interest Ctfs.
3.50% (MBIA Insured) (Liquidity Facility Citibank) (c)   5,410,000
5,410,000
Triborough Bridge & Tunnel Auth. Spl. Oblig. Rev.
Series 1994, 2.95% (FGIC Insured), VRDN   5,500,000  5,500,000
Tuckahoe Central School Dist. 4.25% 6/26/96   400,000  400,713
Uniondale Unified Free School Dist. TAN:
 4.25% 6/27/96   2,000,000  2,003,248
 4.50% 6/27/96   3,500,000  3,509,474
United Nations Dev. Corp. Rev. Bonds Series A,
 7.875% 7/1/96 (BIG Insured)   1,000,000  1,037,861
Wappinger BAN 4.25% 7/12/96   1,000,000  1,002,132
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
Williamsville Central School Dist. BAN:
 4.75% 5/3/96  $ 6,400,000 $ 6,406,162
 3.57% 1/24/97   655,000  655,430
Westchester Board of Coop Ed. Svcs. RAN
4% 6/26/96   1,800,000  1,802,460
   638,392,651
NEW YORK & NEW JERSEY - 6.7%
New York & New Jersey Port Auth. Spl. Proj. Rev.
(KIAC Partners Proj.) Series 3, VRDN (b):
  3.05%, LOC Deutsche Bank   11,400,000  11,400,000
  3.05%, LOC Deutsche Bank   2,000,000  2,000,000
New York & New Jersey Port Auth. Rev., VRDN:
 Series 1991, 3.806% (b)   9,800,000  9,800,000
 Series 1992, 3.399%   9,600,000  9,600,000
 Series 1995, 3.399% (b)   13,200,000  13,200,000
   46,000,000
TOTAL INVESTMENTS - 100%  $ 684,392,651
Total Cost for Income Tax Purposes  $ 684,393,557

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
New York City Gen. Oblig.
Participating VRDN
Series 1994 C-3, 3.65%
(Liquidity Facility
Citibank)  7/7/94 $ 6,200,000
New York State Mtg. Agcy.
Participating VRDN, Series PT-26
3.65% (Liquidity Facility
Credit Suisse)  12/14/95 $ 2,625,000
INCOME TAX INFORMATION
At January 31, 1996, the fund had a capital loss carryforward of approximately $71,730 of which $20, $20,930 and $50,780 will expire on January 31, 2000, 2001, and 2002, respectively.
SPARTAN NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY SPARTAN NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO)



FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996

43.ASSETS

Investment in securities, at value - See accompanying                      $ 684,392,651
schedule

Cash                                                                        2,819,744

Interest receivable                                                         6,355,016

 44.TOTAL ASSETS                                                            693,567,411

45.LIABILITIES

Payable for investments purchased                           $ 16,772,892

Distributions payable                                        36,391

Accrued management fee                                       283,117

 46.TOTAL LIABILITIES                                                       17,092,400

47.NET ASSETS                                                              $ 676,475,011

Net Assets consist of:

Paid in capital                                                            $ 676,546,744

Accumulated net realized gain (loss) on investments                         (71,733)

48.NET ASSETS, for 676,529,793 shares outstanding                          $ 676,475,011

49.NET ASSET VALUE, offering price and redemption price                     $1.00
per share ($676,475,011 (divided by) 676,529,793 shares)


STATEMENT OF OPERATIONS
 YEAR ENDED JANUARY 31, 1996

50.51.INTEREST INCOME                                            $ 23,624,596

52.EXPENSES

Management fee                                     $ 3,022,845

Non-interested trustees' compensation               2,768

 Total expenses before reductions                   3,025,613

 Expense reductions                                 (23,177)      3,002,436

53.NET INTEREST INCOME                                            20,622,160

54.55.NET REALIZED GAIN (LOSS) ON INVESTMENTS                     1,418


56.NET INCREASE IN NET ASSETS RESULTING FROM                     $ 20,623,578
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED       YEAR ENDED
                                                           JANUARY 31,      JANUARY 31,
                                                           1996             1995

57.INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 20,622,160     $ 13,505,070
Net interest income

 Net realized gain (loss)                                   1,418            28,609

 Increase (decrease) in net unrealized gain from            -                (153)
accretion of market discount

 58.NET INCREASE (DECREASE) IN NET ASSETS RESULTING         20,623,578       13,533,526
FROM OPERATIONS

Distributions to shareholders from net interest income      (20,622,160)     (13,505,070)

Share transactions at net asset value of $1.00 per share    645,609,341      560,912,446
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     20,129,073       13,132,469

 Cost of shares redeemed                                    (559,973,142)    (465,489,438)

59. NET INCREASE (DECREASE) IN NET ASSETS AND               105,765,272      108,555,477
SHARES RESULTING FROM SHARE TRANSACTIONS

  60.TOTAL INCREASE (DECREASE) IN NET ASSETS                105,766,690      108,583,933

61.NET ASSETS

 Beginning of period                                        570,708,321      462,124,388

 End of period                                             $ 676,475,011    $ 570,708,321


FINANCIAL HIGHLIGHTS

                               YEARS ENDED JANUARY 31,                           NINE MONTHS   YEAR
                                                                                 ENDED         ENDED
                                                                                 JANUARY 31,   APRIL 30,

                               1996                      1995        1994        1993          1992

SELECTED PER-SHARE
DATA

Net asset value,               $ 1.000                   $ 1.000     $ 1.000     $ 1.000       $ 1.000
beginning of period

Income from                     .034                      .025        .020        .018          .037
Investment
Operations
Net interest income

Less Distributions              (.034)                    (.025)      (.020)      (.018)        (.037)
From net interest
 income

Net asset value,               $ 1.000                   $ 1.000     $ 1.000     $ 1.000       $ 1.000
end of period

TOTAL RETURN B                  3.46%                     2.56        1.99        1.85%         3.78%
                                                         %           %

RATIOS AND SUPPLEMENTAL DATA

Net assets,                    $ 676,475                 $ 570,708   $ 462,124   $ 453,812     $ 474,990
end of period
(000 omitted)

Ratio of expenses to            .50%                      .50         .50         .50%          .37%C
average net assets                                       %           %           A

Ratio of net interest           3.41%                     2.55        1.97        2.43%         3.71%
income to average                                        %           %           A
net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996


1. SIGNIFICANT ACCOUNTING
POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the funds' names from Spartan New York Municipal High Yield Portfolio, Spartan New York Intermediate Municipal Portfolio and Spartan New York Municipal Money Market Portfolio to Spartan New York Municipal Income Fund, Spartan New York Intermediate Municipal Income Fund and Spartan New York Municipal Money Market Fund, respectively. The funds' name changes will be effective in 1996 with the next prospectus revision. Spartan New York Municipal Income Fund (the income fund) and Spartan New York Intermediate Municipal Income Fund (the intermediate fund) are funds of Fidelity New York Municipal Trust. Spartan New York Municipal Money Market Fund (the money market fund) is a fund of Spartan New York Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund, the intermediate fund and the money market fund:
INCOME AND INTERMEDIATE FUNDS. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
 MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
EXPENSES. Most expenses of each
trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust. DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and losses deferred due to wash sales, futures and options, and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at the fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The income and intermediate funds may use futures and options contracts to manage their exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the funds' exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the funds' exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any futures contract at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
2. OPERATING POLICIES -
CONTINUED
RESTRICTED SECURITIES. Each fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $8,825,000 or 1.3% of net assets for the money market fund.
3. PURCHASES AND SALES OF
INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $251,584,715 and $239,707,996, respectively.
The market value of futures contracts opened and closed during the period amounted to $97,417,989 and $109,664,030, respectively.
INTERMEDIATE FUND. Purchases and sales of securities, other than short-term securities, aggregated $52,444,242 and $31,953,316, respectively.
The market value of futures contracts opened and closed during the period amounted to $22,420,110 and $22,635,791, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55%, .55%, and .50% of average net assets for the income, intermediate and money market funds, respectively. FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $3,780, $905 and $11,756 for the income, intermediate and money markets funds, respectively.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the intermediate fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets. During the period, this expense limitation ranged from .10% to .25% of average net assets and the reimbursement reduced expenses by $163,828. Effective February 1, 1996, FMR revised the fund's expense limitation to
 .40% of average net assets.
In addition, FMR agreed to reimburse a portion of the income and money market fund's expenses. For the period, the reimbursement reduced expenses by $29,211 and $23,177 for the income and money market funds, respectively. REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II and the Shareholders of Spartan New York Municipal High Yield Portfolio, Spartan New York Intermediate Municipal Portfolio, and Spartan New York Municipal Money Market Portfolio:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan New York Municipal High Yield Portfolio, Spartan New York Intermediate Municipal Portfolio, and Spartan New York Municipal Money Market Portfolio at January 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of each portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
/S/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
March 4, 1996
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN). The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Norman Lind, Vice President -
INCOME FUND
Janice Bradburn, Vice President -
MONEY MARKET FUND
Fred L. Henning Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

FIDELITY


(registered trademark)
NEW YORK
MUNICIPAL
FUNDS
(FORMERLY FIDELITY NEW YORK TAX-FREE PORTFOLIOS)


ANNUAL REPORT
JANUARY 31, 1996
CONTENTS

CHECK PAGE NUMBERS !!!



PRESIDENT'S MESSAGE                                            3     NED JOHNSON ON INVESTING
                                                                     STRATEGIES

FIDELITY NEW YORK MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE HIGH YIELD PORTFOLIO)

                                                               4     PERFORMANCE

                                                               7     FUND TALK: THE MANAGER'S OVERVI
                                                                     EW

                                                               10    INVESTMENT CHANGES

                                                               11    INVESTMENTS

                                                               18    FINANCIAL STATEMENTS

FIDELITY NEW YORK INSURED MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE INSURED PORTFOLIO)

                                                               22    PERFORMANCE

                                                               25    FUND TALK: THE MANAGER'S OVERVI
                                                                     EW

                                                               28    INVESTMENT CHANGES

                                                               29    INVESTMENTS

                                                               35    FINANCIAL STATEMENTS

FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE MONEY MARKET PORTFOLIO)

                                                               39    PERFORMANCE

                                                               41    FUND TALK: THE MANAGER'S OVERVI
                                                                     EW

                                                               43    INVESTMENT CHANGES

                                                               44    INVESTMENTS

                                                               52    FINANCIAL STATEMENTS

NOTES                                                          56    NOTES TO THE FINANCIAL STATEMENTS

REPORT OF INDEPENDENT
ACCOUNTANTS                                                    60    THE AUDITOR'S OPINION

DISTRIBUTIONS                                                  61



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
FIDELITY NEW YORK MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE HIGH YIELD PORTFOLIO)



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Fidelity New York Municipal Income            16.29%   52.39%   117.65%

Lehman Brothers New York 4 Plus Year
Municipal Bond Index                          16.15%   n/a      n/a

New York Municipal Debt Funds Average         14.11%   50.67%   115.07%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New York 4 Plus Year Municipal Bond Index- a gauge of the New York municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of 91 New York municipal debt funds with similar objectives tracked by Lipper Analytical Services over the past year. Both benchmarks include reinvested dividends and capital gains, if any. Recent U.S. Consumer Price Index information was not available from the U.S. Department of Labor at the time this report was printed.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                PAST 1   PAST 5   PAST 10
                                              YEAR     YEARS    YEARS

Fidelity New York Municipal Income            16.29%   8.79%    8.09%

Lehman Brothers New York 4 Plus Year
Municipal Bond Index                          16.15%   n/a      n/a

New York Municipal Debt Funds Average         14.11%   8.54%    7.93%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
              NY Free High YielLB Municipal Bond
     01/31/86         10000.00         10000.00
     02/28/86         10366.06         10396.60
     03/31/86         10365.18         10399.93
     04/30/86         10337.31         10407.83
     05/31/86         10200.01         10238.39
     06/30/86         10289.45         10336.07
     07/31/86         10323.66         10398.81
     08/31/86         10795.58         10864.36
     09/30/86         10785.57         10891.63
     10/31/86         11042.28         11079.73
     11/30/86         11227.38         11299.22
     12/31/86         11233.13         11268.03
     01/31/87         11504.93         11607.31
     02/28/87         11603.41         11664.42
     03/31/87         11516.69         11540.78
     04/30/87         10756.00         10961.66
     05/31/87         10659.78         10907.29
     06/30/87         10833.78         11227.53
     07/31/87         10972.79         11342.05
     08/31/87         11008.11         11367.57
     09/30/87         10388.14         10948.45
     10/31/87         10522.41         10987.20
     11/30/87         10731.67         11274.08
     12/31/87         10962.82         11437.67
     01/31/88         11455.30         11845.08
     02/29/88         11579.40         11970.28
     03/31/88         11276.16         11830.83
     04/30/88         11321.64         11920.74
     05/31/88         11377.75         11886.29
     06/30/88         11576.10         12060.19
     07/31/88         11652.51         12138.82
     08/31/88         11688.64         12149.50
     09/30/88         11932.99         12369.41
     10/31/88         12212.10         12587.73
     11/30/88         12082.50         12472.42
     12/31/88         12269.45         12600.02
     01/31/89         12415.70         12860.58
     02/28/89         12317.23         12713.84
     03/31/89         12293.88         12683.46
     04/30/89         12658.46         12984.56
     05/31/89         12883.26         13254.25
     06/30/89         13065.25         13434.25
     07/31/89         13182.57         13617.09
     08/31/89         13112.76         13483.77
     09/30/89         13056.94         13443.59
     10/31/89         13129.68         13608.01
     11/30/89         13318.38         13846.15
     12/31/89         13408.29         13959.41
     01/31/90         13334.06         13893.38
     02/28/90         13422.07         14017.73
     03/31/90         13387.42         14021.93
     04/30/90         13243.43         13920.41
     05/31/90         13541.50         14224.30
     06/30/90         13722.90         14349.33
     07/31/90         13952.47         14560.98
     08/31/90         13722.53         14349.56
     09/30/90         13720.15         14357.73
     10/31/90         13800.99         14618.18
     11/30/90         14047.54         14912.16
     12/31/90         14091.02         14977.02
     01/31/91         14282.19         15178.02
     02/28/91         14372.64         15310.06
     03/31/91         14440.85         15315.58
     04/30/91         14646.04         15520.04
     05/31/91         14751.26         15658.01
     06/30/91         14794.55         15642.51
     07/31/91         15026.69         15833.04
     08/31/91         15210.48         16041.56
     09/30/91         15471.79         16250.42
     10/31/91         15630.64         16396.67
     11/30/91         15699.13         16442.42
     12/31/91         15976.76         16795.27
     01/31/92         15838.52         16833.57
     02/29/92         15906.26         16838.95
     03/31/92         15929.17         16845.18
     04/30/92         16081.31         16995.11
     05/31/92         16328.54         17195.14
     06/30/92         16652.51         17483.67
     07/31/92         17169.73         18007.83
     08/31/92         16948.27         17832.26
     09/30/92         17048.96         17948.88
     10/31/92         16783.50         17772.44
     11/30/92         17170.92         18090.75
     12/31/92         17411.17         18275.45
     01/31/93         17625.18         18488.00
     02/28/93         18314.26         19156.71
     03/31/93         18118.34         18954.22
     04/30/93         18301.44         19145.47
     05/31/93         18417.84         19253.07
     06/30/93         18730.35         19574.40
     07/31/93         18747.21         19600.04
     08/31/93         19178.00         20008.12
     09/30/93         19377.68         20236.01
     10/31/93         19392.99         20275.06
     11/30/93         19186.69         20096.44
     12/31/93         19656.39         20520.68
     01/31/94         19864.27         20755.02
     02/28/94         19274.05         20217.47
     03/31/94         18285.92         19394.21
     04/30/94         18434.52         19558.67
     05/31/94         18634.16         19728.25
     06/30/94         18406.55         19607.71
     07/31/94         18795.19         19967.12
     08/31/94         18868.50         20036.20
     09/30/94         18492.75         19742.07
     10/31/94         18054.59         19391.45
     11/30/94         17500.23         19040.86
     12/31/94         18081.04         19459.95
     01/31/95         18716.17         20016.11
     02/28/95         19358.20         20598.18
     03/31/95         19580.51         20834.85
     04/30/95         19618.82         20859.44
     05/31/95         20327.57         21525.06
     06/30/95         20079.30         21336.72
     07/31/95         20200.58         21538.99
     08/31/95         20492.81         21812.10
     09/30/95         20599.16         21950.18
     10/31/95         20981.98         22269.33
     11/30/95         21377.76         22638.78
     12/31/95         21619.67         22856.34
     01/31/96         21764.72         23028.90

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity New York Municipal Income Fund on January 31, 1986. As the chart shows, by January 31, 1996, the value of your investment would have grown to $21,765 - a 117.65% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market - did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,029 - a 130.29% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS


            YEARS ENDED JANUARY 31,

            1996                      1995   1994   1993   1992

Dividend return  5.93% 5.27% 5.78% 6.74% 6.95%

Capital appreciation
 return  10.36% -11.05% 6.92% 4.54% 3.95%

Total return  16.29% -5.78% 12.70% 11.28% 10.90%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.39(cents)   31.86(cents)   63.49(cents)

Annualized dividend rate                 5.10%         5.17%          5.26%

30-day annualized yield                  4.62%         -              -

30-day annualized tax-equivalent yield   8.16%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $12.46 over the past month, $12.23 over the past six months and $12.06 over the past year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.41% combined effective 1996 federal, state and New York City tax bracket, but does not reflect the payment of the alternative minimum tax if applicable. FIDELITY NEW YORK MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE HIGH YIELD PORTFOLIO)



FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of 1994,
the municipal bond market posted
strong returns for the 12 months
ended January 31, 1996. For the
period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the tax-free market -
had a total return of 15.05%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
for investment-grade taxable
bonds - had a total return of
16.95%. Tax-free bonds kicked off
1995 by surging ahead of their
taxable counterparts in the first
quarter on signs of a slowing
economy and tamer inflation
expectations. By spring, however,
the muni bond market began to
underperform U.S. Treasury
securities when Congress began
consideration of tax-code changes,
some of which threatened the
tax-exempt status of municipal
securities. This threat of tax reform
dampened enthusiasm in the
municipal bond market, stalling the
rally and helping shorter maturity
bonds to outperform their longer
counterparts throughout the spring
and summer months. By the fourth
quarter of 1995, historically
attractive valuations relative to
Treasuries, a slowdown in supply,
and stronger demand from
insurance companies and retail
buyers helped longer-term tax-free
bonds rebound.
An interview with Norman Lind, Portfolio Manager of Fidelity New York Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12 months ended January 31, 1996, the fund returned 16.29%.That beat the New York municipal debt funds average, which returned 14.11% for the same period, as tracked by Lipper Analytical Services. The Lehman Brothers New York 4 Plus Year Municipal Bond Index returned 16.15% for the same 12-month period.
Q. MUNICIPAL BONDS, LIKE OTHER TYPES OF BONDS, PERFORMED WELL DURING THAT PERIOD. WAS THE FUND ABLE TO BENEFIT FROM THE COMEBACK IN MUNIS?
A. Definitely. The municipal bond market had a very strong first quarter of 1995 despite problems including the bankruptcy of Orange County, California, in December 1994. On the other hand, in the spring and summer, the market underperformed taxable bonds as the various tax reform proposals in Washington - including the flat tax - posed a threat to munis' federally tax-free status. By the same token, the threat of tax reform compelled many investors to trade into bonds with short- and intermediate term maturities, thus pushing up their prices. More recently, the overall market seemed to be moving back up again, helped in part by an almost 12% decrease in issuance from 1994 levels. Also, in the third quarter of 1995, we saw a lot of interest from large institutional investors such as insurance companies.
Q. WHAT FACTORS HELPED THE FUND'S PERFORMANCE RELATIVE TO ITS COMPETITORS?
A. An important factor was the fund's structure. Throughout much of 1995 I continued to "move down" the yield curve (a graphical representation of the yields of bonds with various maturities). By that I mean I sold longer-term bonds with maturities of 15 years or more, and replaced them with bonds maturing in less than 15 years. Because the yield curve was flat, bonds with very long maturities offered little in the way of additional yield to compensate investors for their heightened sensitivity to interest rate changes, or what we refer to as interest rate risk. What's more, I didn't have to give up a lot of yield in order to make the adjustment. As the yield curve steepened, bonds with maturities under 15 years generally outperformed longer-term bonds. That outperformance, in turn, helped the fund since it was heavily weighted in the intermediate and shorter term part of the yield curve. More recently, I added some intermediate- and longer-term bonds because I believed their reward, or income, was compensating for their additional risk in many cases.
Q. WERE THERE OTHER FACTORS THAT HELPED THE FUND'S RELATIVE PERFORMANCE?
A. In positioning the fund, I think about the Lehman Brothers New York Municipal Bond 4 Plus Year Index as being representative of the New York municipal market. Throughout the year, I kept the fund underweighted - relative to the index - in bonds issued by New York City. That benefited the fund's performance as the city struggled to fill a budgetary gap. On a positive note, bonds issued by the Local Government Assistance Corporation(LGAC) did quite well throughout the year and the fund was significantly overweighted - relative to the index - in these securities. The agency has finished its borrowing program, has stopped issuing new debt and the ensuing lack of supply of LGAC bonds has pushed their prices higher.
Q. EVEN THOUGH THE FUND'S PERFORMANCE WAS SO STRONG OVER THE PAST 12 MONTHS, THERE MUST HAVE BEEN SOME DISAPPOINTMENTS . . .
A. That's true, and this past year it was the fact that the fund had a relatively light weighting in bonds issued by the state, which were fairly strong performers during the period.
Q. HOW DID RECENT CHANGES TO THE FUND'S INVESTMENT POLICY AFFECT YOUR
STRATEGY?
A. The fund is now permitted to invest in any amount of municipal securities that may be considered taxable under the alternative minimum tax
(AMT). The AMT is an alternative method for calculating federal income tax liabilities and is generally limited to individuals in high-income tax brackets. I am now able to focus on all marketplace opportunities - including areas dominated by AMT securities, such as student loans and airports. If you are not subject to the AMT, the recent policy change will in no way affect the tax-exempt status of your income from the fund. If you are one of the few investors who is subject to the AMT or if you are unsure, you should consult your tax advisor for further information as to how this change may impact your tax situation.
Q. WHAT'S YOUR OUTLOOK?
A. It's likely that, as the presidential election approaches, tax-reform talk could reemerge. Should tax reform move to the forefront of political debate, it could be a source of future volatility for much of the municipal market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income exempt from federal,
state and New York City
income taxes by investing
primarily in longer-term,
investment-grade New York
municipal securities
START DATE: July 10, 1984
SIZE: as of January 31, 1996,
more than $433 million
MANAGER: Norm Lind, since
1993; manager, Fidelity New
York Insured Municipal, since
1994; Fidelity Advisor
Short-Intermediate Municipal
Income, Spartan New York
Municipal Income, Spartan
Intermediate Municipal Income,
Spartan New York Intermediate
Municipal Income, and Spartan
Short-Intermediate Municipal
Income funds, since 1995;
joined Fidelity in 1986
(checkmark)


NORM LIND ON THE
NEW YORK BUDGET PROCESS:
"In my view, New York state's
budget process will be one of
the important factors shaping
the New York municipal
market in 1996. The keys are
whether the budget will be on
time and how successful it is
in meeting the financing
challenges the state currently
faces.
"If the state can bring a
budget in on time, investors
would likely view that as a
positive for the market. But I
believe that the state may
miss its April 1 deadline
because much of the budget
will be contingent on the
federal Medicare and welfare
reform.
"On the other hand, a delayed
budget could mean that the
state will temporarily reduce
its issuance of new municipal
bonds. That lack of supply
could have short-term positive
implications for the market."
FIDELITY NEW YORK MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE HIGH YIELD PORTFOLIO)



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JANUARY 31, 1996
                        % OF FUND'S    % OF FUND'S INVESTMENT
                        INVESTMENTS    S
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation      33.3           11.0

Transportation          15.7           23.7

Water & Sewer           10.3           8.1

Special Tax             9.8            7.6

Escrowed/Pre-Refunded   8.2            6.8

AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1996
               6 MONTHS AGO

Years   14.2   14.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1996
              6 MONTHS AGO

Years   7.8   7.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995
Aaa 34.9%
Aa, A 32.5%
Baa 26.6%
Non-rated 0.7%
Short-term
investments 5.3%
Aaa 24.1%
Aa, A 31.9%
Baa 35.2%
Non-rated 0.7%
Short-term
investments 8.1%
Row: 1, Col: 1, Value: 34.9
Row: 1, Col: 2, Value: 32.5
Row: 1, Col: 3, Value: 26.6
Row: 1, Col: 4, Value: 1.7
Row: 1, Col: 5, Value: 5.3
Row: 1, Col: 1, Value: 24.1
Row: 1, Col: 2, Value: 31.9
Row: 1, Col: 3, Value: 35.2
Row: 1, Col: 4, Value: 1.7
Row: 1, Col: 5, Value: 8.1
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY NEW YORK MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE HIGH YIELD PORTFOLIO)



INVESTMENTS JANUARY 31, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 94.7%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - 84.6%
Erie County Gen. Oblig. Rev. Series B:
 5.50% 6/15/14 (FGIC Insured)  Aaa $ 1,500,000 $ 1,520,624
 5.625% 6/15/20 (FGIC Insured)  Aaa  1,000,000  1,016,250
Erie County Wtr. Auth. Impt. & Extension Rev.
3rd Series, 6.10% 12/1/04
(Escrowed to Maturity)(c)  A  2,000,000  2,212,500
Franklin County Ctfs. of Prtn. (Court House
Redev. Proj.) 8.125% 8/1/06  BBB-  840,000  938,700
Nassau County Gen. Impt. Unltd. Tax
Series R, 5.125% 11/1/07 (FGIC Insured)  Aaa  1,000,000  1,028,750
New York City Gen. Oblig.:
 Series B:
  Sub-Series B-1, 7.20% 8/15/08  Baa1  1,000,000  1,095,000
  6.75% 8/15/03 (AMBAC Insured)  Aaa  12,000,000  13,695,000
  7.50% 2/1/06  Baa1  5,000,000  5,506,250
 Series C, 6.40% 8/1/03 (AMBAC Insured)  Baa1  2,000,000  2,130,000
 Series H:
  7% 2/1/05  Baa1  2,000,000  2,145,000
  7% 2/1/06  Baa1  3,500,000  3,740,624
New York City Hsg. Dev. Corp. Mtg. Rev.
(Multi-Family Hsg.) Series A, 8.125%
1/1/19 (GNMA Coll.)  AA  4,145,000  4,315,980
New York City Ind. Dev. Agcy. Civic Facs. Rev.
(Rockefeller Foundation Proj.) 5.25% 7/1/13  Aaa  2,250,000  2,278,125
New York City Muni. Assistance Corp. Rfdg.
Series D, 6% 7/1/05 (AMBAC Insured)  Aaa  3,000,000  3,307,500
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Sys. Rev.:
  Series A:
   7.40% 6/15/04  A  1,250,000  1,437,500
   7% 6/15/09 (FGIC Insured)
   (Pre-Refunded to 6/15/00 @101.5)(c)  A  2,525,000  2,894,280
   7.375% 6/15/09
   (Pre-Refunded to 6/15/99 @101.5)(c)  A  3,850,000  4,326,437
  Series 1992 A, 7% 6/15/09
  (Pre-Refunded to 6/15/01 @101)(c)  A  2,475,000  2,781,281
  Series 1994 A 7.10% 6/15/12  A  1,000,000  1,118,750
  Series B, 5.375% 6/15/07
  (AMBAC Insured)  Aaa  2,500,000  2,609,375
  Series C, 6.50% 6/15/21
  (AMBAC Insured)  Aaa  1,330,000  1,384,863
  7% 6/15/16 (FGIC Insured)
  (Pre-Refunded to 6/15/01 @101.5)(c)  Aaa  500,000  576,250
  5.50% 6/15/23  A  5,000,000  4,931,250
New York State Gen. Oblig. 6.75% 8/1/09
(AMBAC Insured)  Aaa  2,500,000  2,784,375
New York State Dorm. Auth. Rev. Crossover Rfdg.
(City Univ. Sys.) Series D, 5.75% 7/1/12  Baa1  4,230,000  4,298,738
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth. Lease Rev.:
 Rfdg. Series A, 6% 7/1/03 (AMBAC Insured)  Aaa $ 2,500,000 $ 2,743,750
 Series A, 6% 7/1/05 (AMBAC Insured)  Aaa  1,000,000  1,105,000
New York State Dorm. Auth. Rev.:
 Rfdg. (City Univ. Sys.):
  Series C, 8.20% 7/1/14  Baa1  1,000,000  1,102,500
  7.625% 7/1/14  Baa1  1,500,000  1,556,040
  Series B, 7.50% 5/15/11  Baa1  1,445,000  1,741,225
 Rfdg. (State Univ. Edl. Facs.):
  Series A:
   7.70% 5/15/12
   (Pre-Refunded to 5/15/00 @102)(c)  Aaa  6,000,000  6,975,000
   5.25% 5/15/15  Baa1  10,055,000  9,577,388
  Series B:
   5.25% 5/15/05  Baa1  3,500,000  3,535,000
   7.375% 5/15/14  Baa1  275,000  306,281
  6.50% 5/15/05  Baa1  4,600,000  4,991,000
 (City Univ. Sys.):
  2nd Series A:
   5.75% 7/1/07  Baa1  2,000,000  2,062,500
   5.75% 7/1/09  Baa1  5,630,000  5,777,788
  Series 1988 D, 8.20% 7/1/12  Baa1  1,260,000  1,389,150
  Series D, 7% 7/1/09  Baa1  6,000,000  6,937,500
  Series C, 6% 7/1/03 (AMBAC Insured)  Aaa  5,895,000  6,462,394
 (Columbia Univ.) Series A, 4.75% 7/1/14  Aaa  6,790,000  6,442,013
 (Crouse Irving Mem. Hosp.) 10.50% 7/1/17  A+  750,000  774,060
 (Fordham Univ.) 5.75% 7/1/15
 (FGIC Insured)  Aaa  1,700,000  1,753,125
 (Judicial Facs. Lease) Series B, 7% 4/15/16  Baa1  2,000,000  2,167,500
New York State Energy Research & Dev. Auth.
Gas Facs. Rev. (Brooklyn Union Gas Co. Proj.)
Series A, 5.50% 1/1/21 (MBIA Insured)  Aaa  7,000,000  6,973,750
New York State Energy Research & Dev. Auth.
Facs. Rev. Rfdg. (Consolidated Edison Co.)
Series A, 6.10% 8/15/20  A1  7,000,000  7,236,250
New York State Envir. Facs. Corp. Poll. Cont. Rev.:
 (State Wtr. Revolving Fund):
 Rfdg. (City Proj.) 5.75% 6/15/09  Aa  2,500,000  2,665,625
  (City Proj.) Series A, 7% 6/15/12  Aa  3,000,000  3,371,250
  Series D:
   6.10% 5/15/03  Aaa  2,240,000  2,500,400
   6.20% 11/15/04  Aaa  1,250,000  1,420,313
   6.40% 11/15/06  Aaa  1,840,000  2,106,800
  Series E, 6.50% 6/15/14  Aa  3,500,000  3,797,500
  (Pooled Loan) Series B,
  5.20% 5/15/14  Aaa  2,220,000  2,239,425
New York State Hsg. Fin. Agcy. Rev. (St. John
Village Proj.) Section 8, 8.25% 5/1/09  A  5,435,000  5,584,028
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Local Gov't. Assistance Corp.:
 Rfdg. Series C, 5.50% 4/1/17  A $ 15,400,000 $ 15,650,250
 Rfdg. Series E:
  6% 4/1/14  A  1,375,000  1,500,469
  5.25% 4/1/16  A  4,500,000  4,432,500
  5% 4/1/21  A  5,300,000  4,995,250
 Series B:
  6% 4/1/18  A  2,000,000  2,067,500
  6.25% 4/1/21  A  2,000,000  2,087,500
New York State Med. Care Facs. 7.50%
2/15/21  Baa1  135,000  152,550
New York State Med. Care Facs. Fin. Agcy. Rev.:
 Rfdg. (Good Samaritan Hosp. Proj.)
 Series A, 8% 11/1/13  A  3,500,000  3,745,000
 Rfdg. (Mental Health Svcs. Facs.)
 8.875% 8/15/07  Baa1  4,225,000  4,578,844
 Rfdg. (Presbyterian Hosp.) Series A,
 5.25% 8/15/14  Aa  3,000,000  2,891,250
 (Hosp. & Nursing Home):
  (Mt. Sinai Hosp.) Series 1992 C, 5.75%
  8/15/19 (FHA Guaranteed)  AAA  2,000,000  2,027,500
  (Richland Hosp.) Series B, 9.125% 2/15/25
  (FHA Guaranteed)(c)(d)  AA  1,380,000  1,430,715
 (Mental Health Care Svcs. Facs. Impt.):
  Series A, 8.40% 5/1/06
  (Escrowed to Maturity)(c)  Aaa  1,000,000  1,297,500
 (Montefiore Med. Ctr.) (Insured Mtg.)
 Series A, 5.75% 2/15/15
 (AMBAC Insured)  Aaa  4,675,000  4,821,094
 7.875% 8/15/20  Baa1  1,210,000  1,376,375
New York State Metro. Trans. Auth. Svc.
Contract Trans. Facs.:
  Rfdg. Series 5, 6.90% 7/1/05  Baa1  2,600,000  2,827,500
  Rfdg. Series 7, 5.45% 7/1/07  Baa1  1,700,000  1,734,000
  Rfdg. Series K:
   6.30% 7/1/06 (MBIA Insured)  Aaa  5,000,000  5,637,500
   6.30% 7/1/07 (MBIA Insured)  Aaa  5,000,000  5,656,250
  Series 3:
   7.375% 7/1/08  Baa1  5,400,000  6,284,250
   7.375% 7/1/08  Baa1  1,830,000  2,129,662
  7.50% 7/1/19 (Escrowed to Maturity)(c)  Aaa  1,250,000  1,443,750
New York State Mtg. Agcy. Rev. (Homeowner
Mtg.) Series 39, 6% 10/1/17  Aa  3,745,000  3,787,131
New York State Pwr. Auth. & Gen. Purp. Rev.:
 Rfdg. Series W, 6.625% 1/1/03  Aa  2,175,000  2,444,156
 Series CC, 5.125% 1/1/11 (FGIC Insured)  Aaa  7,000,000  6,982,500
New York State Tollway Auth. Hwy. & Bridge
Trust Fund:
  Series A:
   6.25% 4/1/04 (MBIA Insured)  Aaa  4,340,000  4,877,075
   6% 4/1/14 (FGIC Insured)  Aaa  2,975,000  3,127,469
  Series B:
   6% 4/1/03 (AMBAC Insured)  Aaa  8,000,000  8,780,000
   5.125% 4/1/15 (MBIA Insured)  Aaa  4,425,000  4,314,375
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Tollway Auth. Svc. Contract Rev.
 (Local Hwy. & Bridge):
 5.75% 4/1/09 (MBIA Insured)  Aaa $ 1,875,000 $ 1,975,781
  7.25% 1/1/10  Baa1  2,500,000  2,881,250
New York State Urban Dev. Corp. Rev.:
 Rfdg.(Correctional Cap. Facs.) Series A:
  Series A, 6.30% 1/1/03  Baa1  1,550,000  1,664,313
  6.40% 1/1/04  Baa1  2,730,000  2,951,813
 (Clarkson Ctr. Loan Proj.) 7.80% 1/1/20
 (Pre-refunded to 1/1/01 @102) (c)  Baa1  4,100,000  4,832,875
 (Correctional Cap. Facs.):
  Series 1, 7.75% 1/1/14  Aaa  1,000,000  1,153,750
  Series 5, 5.90% 1/1/08  Baa1  1,455,000  1,491,375
 (Onondaga County Convention Proj.):
  7.875% 1/1/10  Aaa  3,000,000  3,555,000
  7.875% 1/1/20  Aaa  2,250,000  2,666,250
North Hemstead Solid Waste Mgmt. Auth. Rev.
Rfdg. Series B, 5% 2/1/12
(MBIA Insured)  Aaa  4,000,000  3,900,000
Oswego County Pub. Impt. Unltd. Tax:
 6.70% 6/15/10  A  1,100,000  1,263,625
 6.70% 6/15/11  A  1,100,000  1,265,000
 6.70% 6/15/12  A  1,100,000  1,262,250
Suffolk County Tax Anticipation, Series A,
6% 8/1/05 (AMBAC Insured)  Aaa  3,380,000  3,756,025
Suffolk County Wtr. Auth. Wtrwks. Rev.
5% 6/1/15 (MBIA Insured)  Aaa  6,000,000  5,790,000
Syracuse Ind. Dev. Agcy. Civic Facs. Rev.
(St. Joseph's Hosp. Health Ctr. Proj.)
7.50% 6/1/18  Baa1  1,265,000  1,366,200
Syracuse Ind. Dev. Agcy. Parking Facs. Rev.
(Syracuse Econ. Dev. Corp.)
Series 1990 A, 7.70% 6/1/15
(Pre-Refunded to 6/1/99 @102)(c)  A  2,445,000  2,775,075
Tonawanda Hsg. Dev. Corp. 1st Lien Rev.
(Tonawanda Tower Proj.) Section 8:
  10% 5/1/06  -  105,000  107,521
  10% 5/1/07  -  130,000  133,121
  10% 5/1/08  -  310,000  317,443
  10% 5/1/09  -  340,000  348,163
  10% 5/1/10  -  375,000  384,004
  10% 5/1/11  -  410,000  419,844
  10% 5/1/12  -  315,000  322,563
Triborough Bridge & Tunnel Auth. Rev.:
 Rfdg.(Gen. Purp.):
  Series A:
   4.60% 1/1/04  Aa  4,000,000  4,040,000
   4.50% 1/1/05  Aa  510,000  509,363
  Series Y, 6% 1/1/12  Aa  7,235,000  7,967,544
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
Triborough Bridge & Tunnel Auth. Rev. - continued
 (Convention Ctr. Proj.) Series E:
  7.25% 1/1/10  Baa1 $ 2,000,000 $ 2,307,500
  6% 1/1/11  Baa1  2,500,000  2,609,375
 6% 1/1/03  Aa  2,500,000  2,737,500
 (Gen. Purp.):
  Series R, 6% 1/1/20  Aaa  1,580,000  1,696,525
Watervliet Elderly Hsg. Corp.:
 8% 11/15/00  -  95,000  97,912
 8% 11/15/01  -  95,000  97,912
 8% 11/15/02  -  100,000  102,999
 8% 11/15/03  -  100,000  102,999
 8% 11/15/04  -  95,000  97,849
 8% 11/15/05  -  95,000  97,849
 8% 11/15/06  -  100,000  102,999
 8% 11/15/07  -  100,000  102,999
 8% 11/15/08  -  100,000  102,999
 8% 11/15/09  -  100,000  102,999
   361,908,436
NEW YORK & NEW JERSEY - 5.5%
New York & New Jersey Port Auth.:
 Consolidated 83rd Series 6.375% 10/15/11  A1  1,170,000  1,253,363
 Consolidated 85th Series:
  5.20% 9/1/15  A1  3,800,000  3,785,750
  5.375% 3/1/28  A1  15,525,000  15,641,438
 Consolidated 86th Series 5.20% 7/1/11  A1  2,910,000  2,975,475
   23,656,026
PUERTO RICO - 4.6%
Puerto Rico Commonwealth Aqueduct & Swr.
Auth. Rev. Series A, 7.875% 7/1/17  Baa1  1,475,000  1,642,781
Puerto Rico Commonwealth Urban Renewal & Hsg.
Corp. Rfdg. 7.875% 10/1/04  Baa1  6,270,000  7,030,238
Puerto Rico Pub. Bldgs. Auth. Rev. Rfdg.
Series L, 5.50% 7/1/21  Baa1  3,000,000  3,011,250
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.
Series T 6% 7/1/16  Baa1  2,000,000  2,062,500
Puerto Rico Tel. Auth. Rev.:
 Series N, 5.50% 1/1/13  A  1,000,000  1,002,500
 7.1198% 1/16/15 (MBIA Insured), INFL (e)  Aaa  4,800,000  4,830,000
   19,579,269
TOTAL MUNICIPAL BONDS
(Cost $380,865,799)   405,143,731
MUNICIPAL NOTES (A) - 5.3%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - 5.3%
New York City Gen. Oblig., VRDN:
 Series 1994-A4, 3.75%,
 LOC Chemical Bank  VMIG 1 $ 3,300,000 $ 3,300,000
 Subseries 1994-E6, 3.55%,
 (FGIC Insured)  VMIG 1  900,000  900,000
 Series B, Subseries B-4,
 3.50% (MBIA Insured)  VMIG 1  1,400,000  1,400,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Rev. Series G, 3.40% (FGIC Insured), VRDN VMIG 1 5,600,000 5,600,000 New York State Energy Research & Dev. Auth.
Poll. Cont. Rev., VRDN:
  (Central Hudson Gas & Elec.) Series 1985 B,
  2.85%, LOC Bankers Trust  -  6,300,000  6,300,000
  (Niagara Mohawk Pwr. Corp.):
   Series 1985 A, 3.80%,
   LOC Long-Term Cr. Bank of Japan  -  300,000  300,000
   Series 1985 C, 3.65%,
   LOC Mitsubishi Trust & Banking  -  1,000,000  1,000,000
Triborough Bridge & Tunnel Auth. Series 1994,
2.95% (FGIC Insured), VRDN  VMIG 1  3,900,000  3,900,000
TOTAL MUNICIPAL NOTES
(Cost $22,700,000)   22,700,000
TOTAL INVESTMENTS - 100%
(Cost $403,565,799)  $ 427,843,731
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
46 Municipal Bond Contracts   Mar. 1996 $ 5,558,813 $ 23,770
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.3%

SECURITY TYPE ABBREVIATIONS
INFL - Inverse Floating Rate Security
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,301,121.
(e) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 64.7% AAA, AA, A 63.8%
Baa  26.4% BBB 27.6%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   33.3%
Transportation   15.7
Water & Sewer   10.3
Others
 (individually less than 10%)   40.7
TOTAL   100.0%
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $403,565,799. Net unrealized appreciation aggregated $24,277,932, of which $24,487,832 related to appreciated investment securities and $209,900 related to depreciated investment securities.
At January 31, 1996, the fund had a capital loss carryforward of approximately $5,669,000 which will expire on January 31, 2004.
At January 31, 1996, the fund was required to defer $501,469 of losses on futures contracts.
FIDELITY NEW YORK MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE HIGH YIELD PORTFOLIO)



FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996

6.ASSETS

Investment in securities, at value (cost $403,565,799) -               $ 427,843,731
See accompanying schedule

Receivable for investments sold                                         1,469,297

Interest receivable                                                     5,433,312

Receivable for daily variation on futures contracts                     11,500

 7.TOTAL ASSETS                                                         434,757,840

8.LIABILITIES

Payable to custodian bank                                   $ 1,261

Payable for fund shares redeemed                             423,664

Distributions payable                                        414,947

Accrued management fee                                       142,363

Other payables and accrued expenses                          97,287

 9.TOTAL LIABILITIES                                                    1,079,522

10.NET ASSETS                                                          $ 433,678,318

Net Assets consist of:

Paid in capital                                                        $ 415,509,282

Undistributed net interest income                                       62,053

Accumulated undistributed net realized gain (loss)                      (6,194,719)
on investments

Net unrealized appreciation (depreciation)                              24,301,702
on investments

11.NET ASSETS, for 34,592,100 shares outstanding                       $ 433,678,318

12.NET ASSET VALUE, offering price and redemption price                 $12.54
per share ($433,678,318 (divided by) 34,592,100 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JANUARY 31, 1996

13.14.INTEREST INCOME                                                    $ 24,548,579

15.EXPENSES

Management fee                                             $ 1,683,089

Transfer agent, accounting and custodian fees               757,896
and expenses

Non-interested trustees' compensation                       2,688

Registration fees                                           615

Audit                                                       48,160

Legal                                                       3,400

Miscellaneous                                               1,479

 Total expenses before reductions                           2,497,327

 Expense reductions                                         (43,886)      2,453,441

16.NET INTEREST INCOME                                                    22,095,138

17.REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      1,758,732

 Futures contracts                                          498,919       2,257,651

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      38,445,237

 Futures contracts                                          174,838       38,620,075

18.NET GAIN (LOSS)                                                        40,877,726

19.NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 62,972,864
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                 YEAR             YEAR
                                                                 ENDED            ENDED
                                                                 JANUARY 31,      JANUARY 31,
                                                                 1996             1995

20.INCREASE (DECREASE) IN NET ASSETS

Operations                                                       $ 22,095,138     $ 24,292,710
Net interest income

 Net realized gain (loss)                                         2,257,651        (5,917,957)

 Change in net unrealized appreciation (depreciation)             38,620,075       (48,253,940)

 21.NET INCREASE (DECREASE) IN NET ASSETS RESULTING               62,972,864       (29,879,187)
FROM OPERATIONS

Distributions to shareholders                                     (22,337,978)     (24,292,710)
From net interest income

 From net realized gain                                           -                (7,436,832)

 In excess of net realized gain                                   -                (1,266,843)

 22.TOTAL  DISTRIBUTIONS                                          (22,337,978)     (32,996,385)

Share transactions                                                111,567,868      89,061,235
Net proceeds from sales of shares

 Reinvestment of distributions                                    17,664,509       26,647,344

 Cost of shares redeemed                                          (130,423,114)    (150,019,648)

23. NET INCREASE (DECREASE) IN NET ASSETS RESULTING               (1,190,737)      (34,311,069)
FROM SHARE TRANSACTIONS

  24.TOTAL INCREASE (DECREASE) IN NET ASSETS                      39,444,149       (97,186,641)

25.NET ASSETS

 Beginning of period                                              394,234,169      491,420,810

 End of period (including undistributed net interest income      $ 433,678,318    $ 394,234,169
 of $62,053 and $0, respectively)

26.OTHER INFORMATION
Shares

 Sold                                                             9,306,254        7,684,335

 Issued in reinvestment of distributions                          1,460,706        2,288,470

 Redeemed                                                         (10,843,133)     (12,948,285)

 Net increase (decrease)                                          (76,173)         (2,975,480)


FINANCIAL HIGHLIGHTS

                               YEARS ENDED JANUARY 31,                           NINE MONTHS   YEAR
                                                                                 ENDED         ENDED
                                                                                 JANUARY 31,   APRIL 30,

                               1996                      1995        1994C       1993          1992

SELECTED PER-SHARE
DATA

Net asset value,               $ 11.370                  $ 13.050    $ 12.660    $ 12.100      $ 11.750
beginning of period

Income from Investment          .635                      .673        .714        .580          .773
Operations
Net interest income

 Net realized and               1.177                     (1.440)     .850        .560          .350
unrealized gain
(loss)

 Total from investment          1.812                     (.767)      1.564       1.140         1.123
operations

Less Distributions              (.642)E                   (.673)      (.714)      (.580)        (.773)
From net interest
income

 From net realized              -                         (.210)      (.460)      -             -
gain

 In excess of net               -                         (.030)      -           -             -
realized
gain

 Total distributions            (.642)                    (.913)      (1.174)     (.580)        (.773)

Net asset value, end of        $ 12.540                  $ 11.370    $ 13.050    $ 12.660      $ 12.100
period

TOTAL RETURN B                  16.29%                    (5.78)      12.70       9.60%         9.80
                                                         %           %                         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 433,678                 $ 394,234   $ 491,421   $ 445,506     $ 412,030
(000 omitted)

Ratio of expenses to            .59%                      .58%        .58         .61%          .61
average net assets                                                   %           A             %

Ratio of expenses to            .58%                      .58%        .58         .61%          .61
average net assets             D                                     %           A             %
after expense
reductions

Ratio of net interest           5.26%                     5.77%       5.45        6.08%         6.52
income to average net                                                %           A             %
assets

Portfolio turnover rate         83%                       34%         70          45%           30
                                                                     %           A             %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY NEW YORK INSURED MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE INSURED PORTFOLIO)



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                     PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Fidelity New York Insured Municipal Income         15.25%   49.67%   110.84%

Lehman Brothers New York Insured
Municipal Bond Index                               14.82%   n/a      n/a

New York Insured Municipal Funds Average           14.24%   49.36%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers New York Insured Municipal Bond Index - a gauge of the New York insured municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the New York insured municipal bond funds average, which reflects the performance of 14 New York insured municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past year. Both benchmarks include reinvested dividends and capital gains, if any. Recent U.S. Consumer Price Index information was not available from the U.S. Department of Labor at the time this report was printed.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                     PAST 1   PAST 5   PAST 10
                                                   YEAR     YEARS    YEARS

Fidelity New York Insured Municipal Income         15.25%   8.40%    7.74%

Lehman Brothers New York Insured
Municipal Bond Index                               14.82%   n/a      n/a

New York Insured Municipal Funds Average           14.24%   8.35%    n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER 10 YEARS
              NY Free Insured LB Municipal Bon
     01/31/86        10000.00        10000.00
     02/28/86        10423.22        10396.60
     03/31/86        10440.65        10399.93
     04/30/86        10390.97        10407.83
     05/31/86        10171.88        10238.39
     06/30/86        10276.60        10336.07
     07/31/86        10312.48        10398.81
     08/31/86        10765.21        10864.36
     09/30/86        10744.43        10891.63
     10/31/86        10984.47        11079.73
     11/30/86        11176.45        11299.22
     12/31/86        11164.08        11268.03
     01/31/87        11419.37        11607.31
     02/28/87        11497.11        11664.42
     03/31/87        11364.22        11540.78
     04/30/87        10583.15        10961.66
     05/31/87        10460.64        10907.29
     06/30/87        10607.52        11227.53
     07/31/87        10725.34        11342.05
     08/31/87        10764.75        11367.57
     09/30/87        10165.89        10948.45
     10/31/87        10394.43        10987.20
     11/30/87        10630.83        11274.08
     12/31/87        10805.65        11437.67
     01/31/88        11333.04        11845.08
     02/29/88        11416.04        11970.28
     03/31/88        11072.59        11830.83
     04/30/88        11123.80        11920.74
     05/31/88        11140.73        11886.29
     06/30/88        11330.66        12060.19
     07/31/88        11391.23        12138.82
     08/31/88        11420.83        12149.50
     09/30/88        11660.76        12369.41
     10/31/88        11991.41        12587.73
     11/30/88        11799.50        12472.42
     12/31/88        12021.14        12600.02
     01/31/89        12177.11        12860.58
     02/28/89        12026.85        12713.84
     03/31/89        12001.09        12683.46
     04/30/89        12352.68        12984.56
     05/31/89        12616.52        13254.25
     06/30/89        12765.51        13434.25
     07/31/89        12867.55        13617.09
     08/31/89        12746.55        13483.77
     09/30/89        12688.34        13443.59
     10/31/89        12814.07        13608.01
     11/30/89        13050.81        13846.15
     12/31/89        13110.94        13959.41
     01/31/90        13034.59        13893.38
     02/28/90        13141.28        14017.73
     03/31/90        13167.37        14021.93
     04/30/90        12968.47        13920.41
     05/31/90        13310.39        14224.30
     06/30/90        13430.64        14349.33
     07/31/90        13664.25        14560.98
     08/31/90        13436.93        14349.56
     09/30/90        13448.65        14357.73
     10/31/90        13585.55        14618.18
     11/30/90        13861.35        14912.16
     12/31/90        13922.83        14977.02
     01/31/91        14087.66        15178.02
     02/28/91        14199.97        15310.06
     03/31/91        14223.52        15315.58
     04/30/91        14417.34        15520.04
     05/31/91        14557.41        15658.01
     06/30/91        14553.87        15642.51
     07/31/91        14748.81        15833.04
     08/31/91        14971.75        16041.56
     09/30/91        15142.29        16250.42
     10/31/91        15285.85        16396.67
     11/30/91        15322.43        16442.42
     12/31/91        15658.39        16795.27
     01/31/92        15626.34        16833.57
     02/29/92        15659.49        16838.95
     03/31/92        15658.30        16845.18
     04/30/92        15779.75        16995.11
     05/31/92        16030.23        17195.14
     06/30/92        16306.35        17483.67
     07/31/92        16810.40        18007.83
     08/31/92        16594.16        17832.26
     09/30/92        16671.99        17948.88
     10/31/92        16380.19        17772.44
     11/30/92        16787.23        18090.75
     12/31/92        16998.52        18275.45
     01/31/93        17225.01        18488.00
     02/28/93        17954.74        19156.71
     03/31/93        17741.98        18954.22
     04/30/93        17910.14        19145.47
     05/31/93        18005.99        19253.07
     06/30/93        18307.85        19574.40
     07/31/93        18329.94        19600.04
     08/31/93        18741.02        20008.12
     09/30/93        18971.23        20236.01
     10/31/93        18978.96        20275.06
     11/30/93        18771.31        20096.44
     12/31/93        19176.04        20520.68
     01/31/94        19354.58        20755.02
     02/28/94        18770.64        20217.47
     03/31/94        17828.09        19394.21
     04/30/94        18006.04        19558.67
     05/31/94        18219.94        19728.25
     06/30/94        17981.27        19607.71
     07/31/94        18374.37        19967.12
     08/31/94        18396.02        20036.20
     09/30/94        18039.62        19742.07
     10/31/94        17602.59        19391.45
     11/30/94        17095.85        19040.86
     12/31/94        17651.27        19459.95
     01/31/95        18293.69        20016.11
     02/28/95        18909.45        20598.18
     03/31/95        19061.98        20834.85
     04/30/95        19092.14        20859.44
     05/31/95        19723.08        21525.06
     06/30/95        19545.36        21336.72
     07/31/95        19695.03        21538.99
     08/31/95        19932.26        21812.10
     09/30/95        20045.56        21950.18
     10/31/95        20337.37        22269.33
     11/30/95        20697.12        22638.78
     12/31/95        20913.54        22856.34
     01/31/96        21084.32        23028.90

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity New York Insured Municipal Income Fund on January 31, 1986. As the chart shows, by January 31, 1996, the value of your investment would have grown to $21,084
- a 110.84% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market - did over the same period. With dividends reinvested, the same $10,000 would have grown to $23,029 - a 130.29% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS


            YEARS ENDED JANUARY 31,

            1996                      1995   1994   1993   1992

Dividend return  5.50% 5.17% 5.63% 6.28% 6.61%

Capital appreciation
 return  9.75% -10.65% 6.73% 3.95% 4.31%

Total return  15.25% -5.48% 12.36% 10.23% 10.92%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED JANUARY 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.66(cents)   27.79(cents)   56.22(cents)

Annualized dividend rate                 4.65%         4.76%          4.91%

30-day annualized yield                  4.33%         -              -

30-day annualized tax-equivalent yield   7.65%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.79 over the past month, $11.59 over the past six months and $11.44 over the past year, you can compare the fund's income over these three periods. Dividends per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.41% combined effective 1996 federal, state and New York City tax bracket , but does not reflect the payment of the alternative minimum tax if applicable. FIDELITY NEW YORK INSURED MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE INSURED PORTFOLIO)



FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
In sharp contrast to much of 1994,
the municipal bond market posted
strong returns for the 12 months
ended January 31, 1996. For the
period, the Lehman Brothers
Municipal Bond Index - a broad
measure of the tax-free market -
had a total return of 15.05%. By
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
for investment-grade taxable
bonds - had a total return of
16.95%. Tax-free bonds kicked off
1995 by surging ahead of their
taxable counterparts in the first
quarter on signs of a slowing
economy and tamer inflation
expectations. By spring, however,
the muni bond market began to
underperform U.S. Treasury
securities when Congress began
consideration of tax-code changes,
some of which threatened the
tax-exempt status of municipal
securities. This threat of tax reform
dampened enthusiasm in the
municipal bond market, stalling the
rally and helping shorter maturity
bonds to outperform their longer
counterparts throughout the spring
and summer months. By the fourth
quarter of 1995, historically
attractive valuations relative to
Treasuries, a slowdown in supply,
and stronger demand from
insurance companies and retail
buyers helped longer-term tax-free
bonds rebound.
An interview with Norman Lind, Portfolio Manager of Fidelity New York Insured Municipal Fund
Q. HOW DID THE FUND PERFORM,
NORM?
A. For the 12 months ended January 31, 1996, the fund returned 15.25%.That beat the New York insured municipal debt funds average, which returned 14.24% for the same period, as tracked by Lipper Analytical Services. The Lehman Brothers New York Insured Municipal Bond Index returned 14.82% for the same 12-month period.
Q. WHAT FACTORS CONTRIBUTED TO THE MUNICIPAL BOND MARKET'S STRONG PERFORMANCE OVER THE PAST YEAR?
A. Falling interest rates had a lot to do with it, although the year wasn't without its share of challenges. The 1994 bankruptcy of Orange County, California, was one such challenge the market faced in 1995. Later, various tax reform proposals in Washington - including the flat tax - posed a threat to munis' federally tax-free status and caused the municipal market to lag the Treasury market. Demand for municipal bonds slowed as these tax-reform fears became more pronounced. But a dwindling supply of new issuance helped the market move back up in the last portion of the period.
Q. WERE THERE OTHER FACTORS?
A. A heavy weighting in discount and non-callable bonds was a major factor. Discount bonds sell below face value because they carry coupons, or interest rates, that are below current interest rates. As interest rates fell and moved closer to the coupons offered by the discount bonds, discount bonds appreciated significantly. The fund's non-callable bonds also did quite well. Non-callable bonds can not be redeemed prior to their maturity date by their issuer. In effect, that call protection protects investors from having to reinvest the proceeds at times when interest rates are falling. In that case, investors most likely would be forced to give up their higher-yielding callable bond in favor of a lower-yielding bond. As interest rates fell, an increased demand for non-callable bonds caused their prices to rise during most of the year.
Q. TYPICALLY, THE WORD "INSURED" IMPLIES THAT ANY LOSSES WILL BE COVERED BY AN INSURANCE AGENCY. IS THAT THE CASE WITH INSURED MUNICIPAL BONDS
AS WELL?
A. No, and it's important for shareholders to realize that insured bond prices, like other bond prices, will rise and fall with interest rate moves, supply and demand, and other factors. When a municipal bond is insured, it means that its timely principal and interest payments are guaranteed by a municipal bond insurer. That insurance, in turn, means that these bonds carry the highest credit quality, or Aaa as rated by Moody's Investors Service. Over the past several years, the amount of municipal bonds with insurance has increased to roughly 40% of the municipal market. From my standpoint, that is a positive development since it means I have more to choose from when selecting investments for this fund.
Q. HOW DID RECENT CHANGES TO THE FUND'S INVESTMENT POLICY AFFECT YOUR
STRATEGY?
A. The fund is now permitted to invest in any amount of municipal securities that may be considered taxable under the alternative minimum tax
(AMT). The AMT is an alternative method for calculating federal income tax liabilities and is generally limited to individuals in high-income tax brackets. I am now able to focus on all marketplace opportunities - including areas dominated by AMT securities, such as student loans and airports. If you are not subject to the AMT, the recent policy change will in no way affect the tax-exempt status of your income from the fund. If you are one of the few investors who is subject to the AMT or if you are unsure, you should consult your tax advisor for further information as to how this change may impact your tax situation.
Q. WHAT'S YOUR OUTLOOK?
A. It's likely that, as the presidential election approaches, tax-reform talk could reemerge. Should tax reform move to the forefront of political debate, it could be a source of future volatility for much of the municipal market.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
tax-free income exempt from
federal, state and New York
City income taxes by investing
mainly in long-term, municipal
securities that are covered by
insurance guaranteeing the
timely payment of principal and
interest
START DATE: October 11, 1985
SIZE: as of January 31, 1996,
more than $338 million
MANAGER: Norm Lind, since
1994; manager, Fidelity New
York Municipal Income, and
Spartan New York Municipal
Income funds, since 1993;
Fidelity Advisor
Short-Intermediate Municipal
Income, Spartan Intermediate
Municipal Income, Spartan
New York Intermediate
Municipal Income, and Spartan
Short-Intermediate funds, since
1995; joined Fidelity in 1986
(checkmark)


NORM LIND ON THE
NEW YORK BUDGET PROCESS:
"In my view, New York state's
budget process will be one of
the important factors shaping
the New York municipal
market in 1996. The keys are
whether the budget will be on
time and how successful it is
in meeting the financing
challenges the state currently
faces.
"If the state can bring a
budget in on time, investors
would likely view that as a
positive for the market. But I
believe that the state may
miss its April 1 deadline
because much of the budget
will be contingent on the
federal Medicare and welfare
reform.
"On the other hand, a delayed
budget could mean that the
state will temporarily reduce
its issuance of new municipal
bonds. That lack of supply
could have short-term positive
implications for the market."
FIDELITY NEW YORK INSURED MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE INSURED PORTFOLIO)



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JANUARY 31, 1996
                        % OF FUND'S    % OF FUND'S INVESTMENT
                        INVESTMENTS    S
                                       IN THESE SECTORS
                                       6 MONTHS AGO

General Obligation      31.2           13.4

Transportation          16.4           20.4

Water & Sewer           11.7           14.1

Special Tax             11.1           6.9

Escrowed/Pre-Refunded   10.3           12.1

AVERAGE YEARS TO MATURITY AS OF JANUARY 31, 1996
               6 MONTHS AGO

Years   13.2   13.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JANUARY 31, 1996
              6 MONTHS AGO

Years   7.6   8.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995
Aaa 81.0%
Aa, A 12.5%
Baa 3.9%
Short-term
investments 2.6 %
Aaa 82.4%
Aa, A 9.0%
Baa 2.8%
Short-term
investments 5.8%
Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 31.0
Row: 1, Col: 3, Value: 12.5
Row: 1, Col: 4, Value: 3.9
Row: 1, Col: 5, Value: 2.6
Row: 1, Col: 1, Value: 50.0
Row: 1, Col: 2, Value: 32.4
Row: 1, Col: 3, Value: 9.0
Row: 1, Col: 4, Value: 2.8
Row: 1, Col: 5, Value: 5.8
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY NEW YORK INSURED MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE INSURED PORTFOLIO)



INVESTMENTS JANUARY 31, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 97.4%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - 94.2%
Albany County Rfdg. 5% 10/1/12
(FGIC Insured)  Aaa $ 6,600,000 $ 6,402,000
Brookhaven 5.30% 10/1/04
(FGIC Insured)  Aaa  1,075,000  1,132,781
Buffalo Muni. Wtr. Fin. Auth. Wtr. Sys. Rev.
5.75% 07/1/19 (FGIC Insured)  Aaa  1,000,000  1,028,750
Buffalo Swr. Auth. Rev. (Swr. Sys.) Series G,
5% 7/1/12 (FGIC Insured)  Aaa  5,700,000  5,607,375
Cherry Valley Springfield Central School Dist.
Unltd. Tax:
  7.80% 5/1/14 (MBIA Insured)  Aaa  435,000  569,306
  7.80% 5/1/15 (MBIA Insured)  Aaa  435,000  573,656
  7.80% 5/1/16 (MBIA Insured)  Aaa  435,000  574,200
  7.80% 5/1/17 (MBIA Insured)  Aaa  435,000  578,006
  7.80% 5/1/18 (MBIA Insured)  Aaa  434,000  580,475
Clifton Park Wtr. Auth. Sys. Rev. Rfdg. 5%
10/1/18 (FGIC Insured)  Aaa  1,820,000  1,760,850
Erie County Wtr. Auth. Wtr. Rev. Rfdg.
(Fourth Resolution) 0% 12/1/17
(AMBAC Insured)  Aaa  1,210,000  253,047
Monroe County Pub. Impt.:
 7% 6/1/03 (FGIC Insured)  Aaa  1,000,000  1,163,750
 7% 6/1/04 (FGIC Insured)  Aaa  2,150,000  2,526,250
 6.50% 06/1/07 (AMBAC Insured)
 (Escrowed to Maturity)  Aaa  95,000  109,725
 6.50% 06/1/07 (AMBAC Insured)  Aaa  905,000  1,032,831
Nassau County Gen. Oblig. Rev. Series J,
7.375% 10/15/07 (FGIC Insured)
(Escrowed/Pre-refunded)(c)  Aaa  1,250,000  1,462,500
Nassau County Gen. Impt. Rev.:
 Rfdg. Series A, 5% 5/1/08
 (FGIC Insured)  Aaa  2,000,000  2,027,500
 Series P, 6.30% 11/1/03 (FGIC Insured)  Aaa  1,000,000  1,133,750
New York City Edl. Construction Fund
6.25% 10/1/03 (MBIA Insured)  Aaa  1,895,000  2,120,031
New York City Gen. Oblig. Rev.:
 Series A-1, 6.25% 8/1/03
 (AMBAC Insured)  Aaa  9,200,000  10,235,000
 Series C, Sub-Series C-1,
 6.625% 8/1/13 (MBIA Insured)
 (Pre-refunded to 8/1/02 @101.50)(c)  Aaa  5,000,000  5,756,250
New York City Muni. Assistance Corp.:
 Series D, 6% 7/1/05 (AMBAC Insured)  Aaa  2,000,000  2,205,000
 Series D, 6% 7/1/05 (AMBAC Insured)  Aa  2,500,000  2,584,050
New York City Muni. Wtr. Fin. Auth.
Wtr. & Swr. Sys. Rev. Series A, 5.75%
6/15/09 (MBIA Insured)  Aaa  1,680,000  1,785,000
New York State Gen. Oblig.
7.10% 3/1/01 (AMBAC Insured)  Aaa  3,200,000  3,604,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev.:
 Rfdg. (City Univ.) Series B, 8.20% 7/1/13
 (AMBAC Insured)  Aaa $ 1,500,000 $ 1,678,125
 Rfdg. (Manhattanville) 0% 7/1/10
 (MBIA Insured)  Aaa  2,175,000  1,005,938
 Rfdg. (New York State Univ. Edl. Facs.):
  Series A, 5.50% 5/15/07
  (FGIC Insured)  Aaa  6,700,000  7,102,000
  Series B, 7.25% 5/15/03
  (Pre-refunded to 5/15/00 @ 102)(c)  AAA  1,545,000  1,769,025
 Rfdg. (State Univ. Edl. Facs.):
  Series A:
   6.50% 5/15/04  Baa1  3,000,000  3,273,750
   5.50% 5/15/09 (AMBAC Insured)  Aaa  6,000,000  6,300,000
   5.50% 5/15/13 (AMBAC Insured)  Aaa  4,500,000  4,651,875
  Series B, 5.25% 5/15/11
  (FGIC Insured)  Aaa  2,950,000  2,979,500
 Rfdg. (Long Beach Medical Center)
 5.55% 8/1/15 (MBIA Insured)  Aaa  3,255,000  3,279,413
 (City Univ. Sys. Consolidated) Series C:
  6.25% 7/1/04 (AMBAC Insured)  Aaa  4,470,000  4,989,638
  6.25% 7/1/05 (AMBAC Insured)  Aaa  4,320,000  4,838,400
 (FIT Student Hsg. Corp.):
  5.75% 7/1/03 (AMBAC Insured)  Aaa  1,590,000  1,717,200
  5.75% 7/1/04 (AMBAC Insured)  Aaa  1,680,000  1,818,600
  5.75% 7/1/05 (AMBAC Insured)  Aaa  1,650,000  1,786,125
  5.75% 7/1/06 (AMBAC Insured)  Aaa  1,500,000  1,627,500
 (Ideal Senior Living Hsg.) 7.625% 8/1/28
 (MBIA Insured)  Aaa  2,000,000  2,200,000
 (Mount Sinai Medical School) Series A:
  5% 7/1/14 (MBIA Insured)  Aaa  3,985,000  3,845,525
  5% 7/1/15 (MBIA Insured)  Aaa  3,000,000  2,887,500
  5% 7/1/16 (MBIA Insured)  Aaa  6,650,000  6,350,750
 (New York Univ. Law School) 7.625%
 7/1/09 (MBIA Insured)  Aaa  3,090,000  3,429,900
 (St. Vincent's Hosp. & Med. Ctr.):
  6% 2/1/03 (AMBAC Insured)  Aaa  1,820,000  1,986,075
  6% 8/1/03 (AMBAC Insured)  Aaa  1,875,000  2,055,469
 (Spl. Act School Dist. Prog.)
 6% 7/1/16 (MBIA Insured)  Aaa  1,600,000  1,684,000
 (State Univ. Edl. Facs.):
  Series A:
   6.80% 5/15/00 (FGIC Insured)  Aaa  2,000,000  2,202,500
   7.70% 5/15/12
   (Pre-Refunded to 5/15/00 @ 102)(c)  Aaa  1,250,000  1,453,125
  Series C, 7% 5/15/18 (FGIC Insured)
  (Pre-Refunded to 5/15/00 @ 102)(c)  Aaa  2,000,000  2,272,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Energy Research & Dev. Auth. Gas
Facs. Rev. (Brooklyn Union Gas Co. Proj.),
Series A, 5.50% 1/1/21 (MBIA Insured)  Aaa $ 3,000,000 $ 2,988,750
New York State Energy Research & Dev.
Auth. Poll. Cont. Rev. (Central Hudson Gas)
Series 1984 B, 7.375% 10/1/14
(FGIC Insured)  Aaa  2,250,000  2,542,500
New York State Envir. Facs. Corp. Poll. Cont. Rev.
(State Wtr. Revolving Fund):
  (City Proj.) Series A, 7% 6/15/12  Aa  1,000,000  1,123,750
  Series D:
   6.30% 5/15/05  Aaa  2,000,000  2,267,500
   6.30% 11/15/05  Aaa  2,725,000  3,106,500
New York State Local Gov't. Assistance Corp.:
 Rfdg. Series C, 5.50% 4/1/17  A  10,000,000  10,162,500
 Rfdg. Series E:
  6% 4/1/14  A  4,000,000  4,365,000
  5.25% 4/1/16  A  8,000,000  7,880,000
 Series B, 6% 4/1/18  A  4,425,000  4,574,344
New York State Hsg. Fin. Agcy. Svc. Contract
Oblig. Rev. Series A, 7.80% 9/15/11
(Pre-Refunded to 3/15/01 @ 102)(c)  Aaa  5,000,000  5,937,500
New York State Med. Care Facs. Fin. Agcy. Rev.:
 (Beth Israel Med. Ctr.) Series A, 7.50%
 11/1/10 (MBIA Insured)  Aaa  4,000,000  4,520,000
 (Health Insurance Plan Greater New York)
 Series B, 8.50% 11/1/15 (AMBAC Insured)
 (Pre-Refunded to 11/1/97 @ 100)(c)  Aaa  4,555,000  4,731,506
 (Long-Term Health Care) Series A, 6.80%
 11/1/14 (Cap. Guaranty Insured)  Aaa  1,250,000  1,360,938
 (Mary Immogene Basset Hosp.)
 7.125% 11/1/20 (MBIA Insured)  Aaa  2,290,000  2,556,213
 (Mental Health Svcs. Facs. Impt.)
 Series D, 7.40% 2/15/18  Baa1  1,640,000  1,834,750
 (North Shore Univ. Hosp. Mtg. Proj.)
 Series A, 7.20% 11/1/20 (MBIA Insured)  Aaa  6,000,000  6,697,500
New York State Metro. Trans. Auth. Trans.
Facs. Rev. Rfdg.:
  Series K:
   6.30% 7/1/06 (MBIA Insured)  Aaa  5,150,000  5,806,625
   6.30% 7/1/07 (MBIA Insured)  Aaa  2,600,000  2,941,250
   6.625% 7/1/14
   (Pre-refunded to 7/1/02 @ 100)(c)  Aaa  5,000,000  5,750,000
  Series N, 0% 7/1/11 (FGIC Insured)  Aaa  5,980,000  2,668,575
New York State Pwr. Auth. & Gen. Purp. Rev. Rfdg.
Series CC, 5.125% 1/1/11
(MBIA Insured)  Aaa  8,000,000  7,980,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Tollway Auth. Gen. Rev. Series C:
 6.50% 1/1/01 (FGIC Insured)  Aaa $ 3,620,000 $ 3,972,950
 6% 1/1/15 (FGIC Insured)  Aaa  5,500,000  5,802,500
New York State Tollway Auth. Hwy. & Bridge
Trust Fund:
  Series A, 6% 4/1/00 (AMBAC Insured)  Aaa  2,000,000  2,132,500
  Series B:
   6% 4/1/03 (AMBAC Insured)  Aaa  3,240,000  3,555,900
   6.40% 4/1/04 (FGIC Insured)  Aaa  1,000,000  1,127,500
New York State Tollway Auth. Local Hwy. & Bridge
Svc. Contract Rev. Series A,
6% 1/1/05 (MBIA Insured)  Aaa  5,710,000  6,302,413
Niagara Falls Bridge Commission Toll Rev.
Series B, 5.25% 10/1/15 (FGIC Insured)  Aaa  14,225,000  14,278,344
Niagara Falls Gen. Oblig. (Pub. Impt.):
 7.50% 3/1/08 (MBIA Insured)  Aaa  995,000  1,230,069
 7.50% 3/1/10 (MBIA Insured)  Aaa  1,155,000  1,433,644
 7.50% 3/1/11 (MBIA Insured)  Aaa  1,245,000  1,551,581
 7.50% 3/1/16 (MBIA Insured)  Aaa  1,060,000  1,342,225
 7.50% 3/1/17 (MBIA Insured)  Aaa  1,200,000  1,519,500
Rockland County Gen. Oblig.:
 6% 8/15/05 (AMBAC Insured)  Aaa  1,475,000  1,637,250
 6% 8/15/06 (AMBAC Insured)  Aaa  1,550,000  1,720,500
Suffolk County Gen. Oblig. 5% 10/15/03
(AMBAC Insured)  Aaa  1,200,000  1,246,500
Suffolk County Ind. Dev. Agcy. Southwest
Swr. Sys. Rev.:
  6% 2/1/05 (MBIA Insured)  Aaa  1,650,000  1,819,125
  6% 2/1/07 (FGIC Insured)  Aaa  1,500,000  1,666,875
  6% 2/1/08 (FGIC Insured)  Aaa  2,500,000  2,771,875
Suffolk County Wtr. Auth. Wtrwks. Rev.:
 Rfdg. (Sr, Lien):
  5.10% 6/1/09 (MBIA Insured)  Aaa  2,000,000  2,020,000
  5.10% 6/1/10 (MBIA Insured)  Aaa  4,500,000  4,522,500
  5.10% 6/1/13 (MBIA Insured)  Aaa  2,000,000  1,987,500
 7.375% 6/1/12 (AMBAC Insured)  Aaa  30,000  32,625
 6% 6/1/17 (MBIA Insured)  Aaa  3,500,000  3,810,625
Triborough Bridge & Tunnel Auth. Rev. (Convention
Ctr. Proj.) Series E, 7.25% 1/1/10  Baa1  1,700,000  1,961,375
Triborough Bridge & Tunnel Auth. Rev.:
 Rfdg. (Gen. Purp.):
  Series B, 6% 1/1/04  Aa  5,000,000  5,500,000
  Series Y, 5.90% 1/1/07  Aa  3,950,000  4,320,310
 (Gen. Purp.) Series R, 6% 1/1/20  Aaa  2,000,000  2,147,500
 6% 1/1/03  Aa  1,250,000  1,368,750
Triborough Bridge & Tunnel Auth. Spl. Oblig.
Rfdg. Series B, 7.10% 1/1/10
(AMBAC Insured)  Aaa  2,000,000  2,242,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
Yonkers Gen. Oblig. Rev.:
 6% 8/1/04 (FGIC Insured)  Aaa $ 1,020,000 $ 1,132,200
 6% 8/1/05 (FGIC Insured)  Aaa  1,080,000  1,201,500
   315,144,853
NEW YORK & NEW JERSEY - 1.4%
New York & New Jersey Port Auth.
Consolidated 89th Series, 5.125% 10/1/21
(FGIC Insured)  Aaa  4,750,000  4,595,625
PUERTO RICO - 1.8%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
 Rfdg. Series N, 7% 7/1/07
 (Pre-Refunded to 7/1/99 @102)(c)  Baa1  1,360,000  1,518,100
 Rfdg. Series S, 7% 7/1/06  Baa1  2,500,000  2,946,875
 Series N, 7% 7/1/07  Baa1  790,000  859,125
 7.125% 7/1/14  Baa1  550,000  602,938
   5,927,038
TOTAL MUNICIPAL BONDS
(Cost $307,456,655)   325,667,516
MUNICIPAL NOTES (A) - 2.6%
NEW YORK - 2.6%
New York City Gen. Oblig., VRDN:
 1995 Subseries B-3,
 3.50% 8/15/04 (MBIA Insured)
 (Liquidity Facility Bank of Nova Scotia) VMIG 1 1,700,000 1,700,000 Series B, 3.50% (MBIA Insured)
 (Liquidity Facility Nat'l. Westminster Bank) VMIG 1 1,600,000 1,600,000 New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Rev. VRDN:
  Series 1993-C, 3.50% (FGIC Insured)  VMIG 1  2,700,000  2,700,000
  Series 1994-G, 3.40% (FGIC Insured)  VMIG 1  800,000  800,000
New York State Energy Research & Dev. Auth.
Poll. Cont. Rev. (Niagra Mohawk Proj.), VRDN:
 Series 1985 A, 3.80%,
 LOC Long-Term Cr. Bank of Japan  A-1+  400,000  400,000
 Series 1985 B, 3.65%
 LOC Toronto-Dominion Bank  P-1  1,500,000  1,500,000
TOTAL MUNICIPAL NOTES
(Cost $8,700,000)   8,700,000
TOTAL INVESTMENTS - 100%
(Cost $316,156,655)  $ 334,367,516

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 93.0% AAA, AA, A 91.4%
Baa  3.9% BBB 6.0%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation   31.2%
Transportation   16.4
Water & Sewer   11.7
Special Tax   11.1
Others
 (individually less than 10%)   29.6
TOTAL   100.0%
INCOME TAX INFORMATION
At January 31, 1996, the aggregate cost of investment securities for income tax purposes was $316,156,655. Net unrealized appreciation aggregated $18,210,861, of which $18,265,097 related to appreciated investment securities and $54,236 related to depreciated investment securities.
At January 31, 1996, the fund had a capital loss carryforward of approximately $2,577,000 which will expire on January 31, 2004.
At January 31, 1996, the fund was required to defer $538,334 of losses on futures contracts.
FIDELITY NEW YORK INSURED MUNICIPAL INCOME FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE INSURED PORTFOLIO)



FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996

27.ASSETS

Investment in securities, at value (cost $316,156,655) -                $ 334,367,516
See accompanying schedule

Cash                                                                     83,097

Interest receivable                                                      4,501,432

 28.TOTAL ASSETS                                                         338,952,045

29.LIABILITIES

Payable for fund shares redeemed                            $ 281,471

Distributions payable                                        302,848

Accrued management fee                                       111,124

Other payables and accrued expenses                          86,095

 30.TOTAL LIABILITIES                                                    781,538

31.NET ASSETS                                                           $ 338,170,507

Net Assets consist of:

Paid in capital                                                         $ 323,075,125

Accumulated undistributed net realized gain (loss)                       (3,115,479)
on investments

Net unrealized appreciation (depreciation)                               18,210,861
on investments

32.NET ASSETS, for 28,468,854 shares outstanding                        $ 338,170,507

33.NET ASSET VALUE, offering price and redemption price                  $11.88
per share ($338,170,507 (divided by) 28,468,854 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED JANUARY 31, 1996

34.35.INTEREST INCOME                                                    $ 17,919,881

36.EXPENSES

Management fee                                             $ 1,307,050

Transfer agent, accounting and custodian fees               588,831
and expenses

Non-interested trustees' compensation                       2,254

Registration fees                                           589

Audit                                                       37,515

Legal                                                       2,686

Miscellaneous                                               1,327

 Total expenses before reductions                           1,940,252

 Expense reductions                                         (26,294)      1,913,958

37.NET INTEREST INCOME                                                    16,005,923

38.REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      603,977

 Futures contracts                                          (717,477)     (113,500)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      30,168,486

 Futures contracts                                          134,526       30,303,012

39.NET GAIN (LOSS)                                                        30,189,512

40.NET INCREASE (DECREASE) IN NET ASSETS RESULTING                       $ 46,195,435
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR            YEAR
                                                         ENDED           ENDED
                                                         JANUARY 31,     JANUARY 31,
                                                         1996            1995

41.INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 16,005,923    $ 19,363,852
Net interest income

 Net realized gain (loss)                                 (113,500)       1,343,664

 Change in net unrealized appreciation (depreciation)     30,303,012      (45,272,294)

 42.NET INCREASE (DECREASE) IN NET ASSETS RESULTING       46,195,435      (24,564,778)
FROM OPERATIONS

Distributions to shareholders                             (16,176,302)    (19,363,852)
From net interest income

 From net realized gain                                   -               (2,159,434)

 In excess of net realized gain                           -               (2,292,300)

 43.TOTAL  DISTRIBUTIONS                                  (16,176,302)    (23,815,586)

Share transactions                                        57,589,866      57,210,652
Net proceeds from sales of shares

 Reinvestment of distributions                            12,212,695      18,383,206

 Cost of shares redeemed                                  (72,562,749)    (130,930,709)

44. NET INCREASE (DECREASE) IN NET ASSETS RESULTING       (2,760,188)     (55,336,851)
FROM SHARE TRANSACTIONS

  45.TOTAL INCREASE (DECREASE) IN NET ASSETS              27,258,945      (103,717,215)

46.NET ASSETS

 Beginning of period                                      310,911,562     414,628,777

 End of period                                           $ 338,170,507   $ 310,911,562

47.OTHER INFORMATION
Shares

 Sold                                                     5,049,150       5,128,613

 Issued in reinvestment of distributions                  1,064,749       1,674,611

 Redeemed                                                 (6,354,786)     (11,812,561)

 Net increase (decrease)                                  (240,887)       (5,009,337)


FINANCIAL HIGHLIGHTS

                               YEARS ENDED JANUARY 31,                           NINE MONTHS   YEAR
                                                                                 ENDED         ENDED
                                                                                 JANUARY 31,   APRIL 30,

                               1996                      1995        1994C       1993          1992

SELECTED PER-SHARE
DATA

Net asset value,               $ 10.830                  $ 12.300    $ 11.830    $ 11.320      $ 10.990
beginning of period

Income from Investment          .562                      .629        .648        .509          .684
Operations
Net interest income

 Net realized and               1.056                     (1.320)     .780        .510          .330
unrealized gain (loss)

 Total from investment          1.618                     (.691)      1.428       1.019         1.014
operations

Less Distributions              (.568)E                   (.629)      (.648)      (.509)        (.684)
From net interest
 income

 From net realized              -                         (.070)      (.310)      -             -
gain

 In excess of net               -                         (.080)      -           -             -
realized gain


 Total distributions            (.568)                    (.779)      (.958)      (.509)        (.684)

Net asset value, end of        $ 11.880                  $ 10.830    $ 12.300    $ 11.830      $ 11.320
period

TOTAL RETURN B                  15.25%                    (5.48)      12.36       9.16%         9.45
                                                         %           %                         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 338,171                 $ 310,912   $ 414,629   $ 359,305     $ 309,300
(000 omitted)

Ratio of expenses to            .60%                      .58%        .58         .61%          .62
average net assets                                                   %           A             %

Ratio of expenses to            .59%                      .58%        .58         .61%          .62
average net assets             D                                     %           A             %
after expense
reductions

Ratio of net interest           4.91%                     5.60%       5.31        5.73%         6.17
income to average net                                                %           A             %
assets

Portfolio turnover rate         74%                       41%         48          39%           17
                                                                     %           A             %


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE FEBRUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE MONEY MARKET PORTFOLIO)



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                      PAST 1   PAST 5   PAST 10
                                                    YEAR     YEARS    YEARS

Fidelity New York Municipal Money Market            3.32%    14.49%   43.40%

New York Tax-Free Money Market Funds Averag         3.24%    14.14%   42.64%
e

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New York tax-free money market funds average, which reflects the performance of 37 New York tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past year. Recent U.S. Consumer Price Index information was not available from the U.S. Department of Labor at the time this report was printed. (The periods covered by the IBC Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JANUARY 31, 1996                   PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

Fidelity New York Municipal Money Market         3.32%    2.74%    3.67%

New York Tax-Free Money Market Funds             3.24%    2.68%    3.61%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                             1/30/95   4/24/95   7/31/95   10/30/95   1/29/96



New York Municipal           3.15%     3.53%     3.26%     3.26%      2.77%
Money Market



New York Tax-Free Money      2.97%     3.53%     3.11%     3.16%      2.74%
Market Funds Average



New York Municipal           5.57%     6.24%     5.76%     5.76%      4.89%
Money Market Tax-equivalen
t


Row: 1, Col: 1, Value: 3.15
Row: 1, Col: 2, Value: 2.97
Row: 2, Col: 1, Value: 3.53
Row: 2, Col: 2, Value: 3.53
Row: 3, Col: 1, Value: 3.26
Row: 3, Col: 2, Value: 3.11
Row: 4, Col: 1, Value: 3.26
Row: 4, Col: 2, Value: 3.16
Row: 5, Col: 1, Value: 2.77
Row: 5, Col: 2, Value: 2.74
New York
Municipal
Money Market
Average New York
Tax-Free Money
Market Fund
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the New York tax-free money market funds average. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1996 federal, state and New York City income tax rate of 43.41%. A portion of the fund's income may be subject to the alternative minimum tax. Figures for the New York tax-free money market funds average are from IBC/Donoghue.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. And there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE MONEY MARKET PORTFOLIO)



FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jan Bradburn,
Portfolio Manager of Fidelity New York Municipal Money Market Fund
Q. JAN, HOW HAS THE INVESTMENT CLIMATE CHANGED DURING THE PAST YEAR?
A. Overall, conditions have been favorable, characterized by moderate growth, low inflation and declining interest rates. The economy expanded at an annual rate of only 2.7% during the first quarter of 1995, down from more than 5% during the previous quarter. When growth slowed still further to 1.3% during the second quarter of 1995, some economists warned of a recession. That's when the Fed shifted to an easing mode. Since then there have been three rate cuts of one-quarter percentage point each - in July 1995, December 1995 and January 1996. The federal funds rate ended the period at 5.25%.
Q. WHAT WAS YOUR STRATEGY IN THE FACE OF DECLINING RATES?
A. When the period began, the fund's average maturity was 42 days, a fairly neutral posture that made sense since it was expected that the Fed would raise interest rates in February. That spring, as supply entered the market and interest rates declined, I moved the fund's average maturity farther out, reaching 59 days by the end of July. Throughout the fall and early winter, as rates have continued to come down, I've kept the fund's average maturity around 60 days, ending the period at 62 days.
Q. HOW DID THE FUND PERFORM?
A. Fidelity New York Municipal Money Market Fund's seven-day yield on January 31, 1996, was 2.80%, compared to 3.20% a year ago. For New York City investors in the 43.41% combined federal, state and local income-tax bracket, the latest yield was the equivalent of a 4.95% yield on a taxable investment. Through January 31, 1996, the fund's one-year total return was 3.32%, compared to 3.24% for the New York tax-free money market funds average, according to IBC/Donoghue.
Q. THERE WAS A CHANGE TO THE FUND'S INVESTMENT POLICY. HOW DOES THIS AFFECT YOUR STRATEGY?
A. The fund is now permitted to invest in any amount of municipal securities that may be considered taxable under the alternative minimum tax
(AMT). The AMT is an alternative method for calculating federal income tax liabilities and is generally limited to individuals in high-income tax brackets. I am now able to focus on all marketplace opportunities - including areas dominated by AMT securities, such as student loans and airports. If you are not subject to the AMT, the recent policy change will in no way affect the tax-exempt status of your income from the fund. If you are one of the few investors who is subject to the AMT or if you are unsure, you should consult your tax advisor for further information.
Q. WHAT'S THE OUTLOOK?
A. Given the likely prospects for continued slow economic growth and benign inflation, I think it's unlikely that we've seen the last of the Fed rate cuts in the current cycle. However, there's enough uncertainty in the market right now that it would be imprudent to extend the fund aggressively. So, in the months ahead, I'll look for opportunities to lock in longer-term securities at attractive rates but I probably won't move the fund's average maturity much beyond 60 days. My goal is to capture a portion of the higher yields available from longer-term money market securities without giving up the flexibility to respond to changing conditions.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: tax-free income and
stability by investing in
high-quality, short-term
municipal money market
securities whose interest is free
from federal income tax and
New York state and city income
taxes
START DATE: July 6, 1984
SIZE: as of January 31, 1996,
more than $822 million
MANAGER: Janice Bradburn,
since 1989; manager, Fidelity
Ohio Municipal Money
Market, since 1993; Fidelity
Massachusetts Municipal and
Spartan Massachusetts
Municipal Money Market
funds, since 1992; Spartan
New York Municipal Money
Market, since 1990; Spartan
Florida Municipal Money
Market since 1995; joined
Fidelity in 1989
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE MONEY MARKET PORTFOLIO)



INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            1/31/96            7/31/95            1/31/95

0 - 30      62                 73                 68

31 - 90     8                  8                  16

91 - 180    19                 5                  11

181 - 397   11                 14                 5

WEIGHTED AVERAGE MATURITY
                              1/31/96   7/31/95   1/31/95

Fidelity New York Municipal
Money Market Fund             62 days   59 days   42 days

New York Tax-Free
Money Market Funds
Average*                      49 days   56 days   42 days

ASSET ALLOCATION
AS OF JANUARY 31, 1996 AS OF JULY 31, 1995

Row: 1, Col: 1, Value: 55.0
Row: 1, Col: 2, Value: 8.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 25.0
Row: 1, Col: 5, Value: 8.0
Row: 1, Col: 1, Value: 57.0
Row: 1, Col: 2, Value: 16.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 20.0
Row: 1, Col: 5, Value: 4.0
Variable rate
demand notes
(VRDNs) 55%
Commercial
paper 8%
Tender bonds 4%
Municipal
notes 25%
Other 8%
Variable rate
demand notes
(VRDNs) 57%
Commercial
paper 16%
Tender bonds 3%
Municipal
notes 20%
Other 4%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE MONEY MARKET PORTFOLIO)



INVESTMENTS JANUARY 31, 1996
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - 96.2%
Albany County Ind. Dev. Auth. Ind. Dev. Rev.
(Campus Plaza 7 Inc. Proj.) 4.10%,
LOC Marine Midland Bank, VRDN (b)  $ 960,000 $ 960,000
Albany County School Dist. BAN 4.50% 7/12/96   1,250,000  1,253,193
Amsterdam Ind. Rev. (Longview Fiber Co.)
Series 1987, 3.20%, LOC Algemene Bank, VRDN   1,880,000  1,880,000
Babylon Ind. Dev. Rev. (Southern Container Corp.) 3.45%,
LOC Fleet Bank, Connecticut, VRDN (b)   4,400,000  4,400,000
Battery Park City Auth. Participating VRDN,
Series 90 PW-18, 3.30%
(Liquidity Facility Canadian Imperial Bank) (c)   4,400,000  4,400,000
Bellmore Unified Free School Dist. 4% 6/27/96   1,500,000  1,501,739
Briarcliff BAN 4.125% 6/15/96   1,000,000  1,000,089
Buffalo Gen. Oblig. RAN 4.20% 7/16/96,
LOC Landesbank Hessenth   8,700,000  8,730,966
Chautauqua County Ind. Dev. Agcy. Rev.
(Red Wing Co. Inc. Proj.) Series 1985, 3.10%,
LOC Wachovia Bank of Georgia, VRDN   3,500,000  3,500,000
Chemung County Ind. Dev. Auth. Rev. (McWayne Inc. Proj.)
Series 1992 A, 3.20%, LOC Amsouth Bank,
VRDN (b)   3,000,000  3,000,000
Columbia County Ind. Dev. Auth. Ind. Dev. Rev.
(Philip Morris Proj.) 3.20%, VRDN   1,800,000  1,800,000
Commack Unified Free School Dist. Gen. Oblig.
TAN 4.25% 6/28/96   1,000,000  1,001,752
Erie County Gen. Oblig. RAN 4.50% 9/20/96,
LOC Union Bank of Switzerland   5,500,000  5,521,814
Erie County Ind. Dev. Auth. Ind. Dev. Rev., VRDN (b):
 (Nat'l. Wire Products) Series 1988 E, 3.30%,
 LOC Marine Midland Bank   320,000  320,000
 (Niagara Envelope Co. Proj.) 3.30%,
 LOC Marine Midland Bank   2,000,000  2,000,000
 (Uniland Dev./Buffalo Campus-B) 3.30%,
 LOC Marine Midland Bank   1,420,000  1,420,000
Half Hollow Hills Unified Free School Dist. TAN
4.25% 6/28/96   8,500,000  8,515,555
Hamburg BAN 4.125% 6/13/96   3,000,000  3,004,459
Harborfields Central School Dist. TAN 4.25% 6/27/96   2,800,000  2,805,971
Herricks Unified Free School Dist. TAN 4.125% 6/28/96   3,000,000
3,004,377
Huntington Unified Free School Dist. TAN 4.25% 6/27/96   6,000,000
6,007,837
Islip Ind. Dev. Auth. Ind. Dev. Rev., VRDN:
 (Brentwood Dist. Corp. Facs. Proj.) Series 1984, 3.10%,
 LOC Bankers Trust   2,000,000  2,000,000
 (Magu Realty/Creative Bath Proj.) Series 1992, 3.25%,
 LOC Chemical Bank (b)   4,660,000  4,660,000
Jefferson County Ind. Dev. Auth. Ind. Dev. Rev.
(Watertown-Carthage Television Corp. Proj.) Series 1982,
3.65%, LOC First Nat'l. Bank of Chicago, VRDN   3,300,000  3,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
Lawrence Unified School Dist. TAN 4.25% 6/27/96  $ 1,100,000 $ 1,101,375
Monroe County BAN 4% 12/12/96   14,270,000  14,335,792
Monroe County Ind. Dev. Auth. Ind. Agcy. Rev.
(Advent Tool & Mold) Series 1990 D, 3.30%,
LOC Marine Midland Bank, VRDN (b)   1,010,000  1,010,000
Nassau County BAN:
 4.25% 3/15/96   12,700,000  12,708,729
 4.50% 3/15/96   5,000,000  5,003,388
 4% 8/15/96   8,300,000  8,321,713
 4.25% 8/15/96   9,700,000  9,718,573
Nassau County Gen. Impt. Rev. Bonds:
 Series A, 5% 11/1/96 (FGIC Insured)   1,900,000  1,917,271
 Series P, 6.30% 11/1/96 (FGIC Insured)   550,000  561,838
 Series Q, 5% 8/1/96 (FGIC Insured)   5,225,000  5,256,568
Nassau County Ind. Dev. Auth. Ind. Dev. Rev.
(Cr/PL Inc. Proj.) Series 1985, 3.60%,
LOC First Nat'l. Bank of Chicago, VRDN   3,930,000  3,930,000
New York City Gen. Oblig.:
 Bonds:
  Series 1995 B Sub-Series B-9, 3.30%,
  tender 2/21/96, LOC Chemical Bank   6,000,000  6,000,000
  Series A:
   8% 8/15/96   7,550,000  7,847,772
   8% 8/15/96   6,500,000  6,756,035
   8% 8/15/96   600,000  623,634
 Series 1993 A-4, 3.75%, LOC Chemical Bank, VRDN   1,200,000  1,200,000
 Series 1994 A-4, 3.75%, LOC Chemical Bank, VRDN   1,000,000  1,000,000
 Series 1994 A-7, 3.55%,
 LOC Morgan Guaranty Trust Co., VRDN   700,000  700,000
 Series 1995 F-2, 3.10%, LOC Banque Paribas,
 VRDN   11,800,000  11,800,000
 Series 1995 F-4, 3.05%,
 LOC Landesbank Hessen-Thuringen, VRDN   6,400,000  6,400,000
New York City Gen. Oblig. Participating VRDN, 3.65%
(Liquidity Facility Citibank) (c) (d)   8,000,000  8,000,000
New York City Gen. Oblig. RAN Series 1996 B, 4.75%
6/28/95 LOC Bank of Nova Scotia   35,500,000  35,634,973
New York City Gen. Oblig. TAN 4.50% 2/15/96   5,600,000  5,601,355
New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev.,
VRDN:
  (100 Jane St. Dev. Proj.) Series 1995 A, 3.15%,
  LOC Fleet Bank   4,000,000  4,000,000
  (400 W. 59th St. Proj.) 3.15%,
  LOC Bayerische Hypothenken (b)   11,800,000  11,800,000
  (Columbus Apt.) Series A, 2.90% (FNMA Guaranty)   1,000,000  1,000,000
  (Tribeca Towers) Series 1994 A, 3%
  (FNMA Guaranty) (b)   3,800,000  3,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York City Hsg. Dev. Corp. Spl. Residential Rev.
(Montefiore Med. Ctr. Proj.) Series 1993 A, 3.05%,
LOC Chemical Bank, VRDN  $ 8,400,000 $ 8,400,000
New York City Ind. Dev. Agcy. Facs. Rev.
(Church of the Heavenly Rest Day School Proj.)
Series 1991, 3.10%, LOC Barclays Bank, VRDN   6,470,000  6,470,000
New York City Ind. Dev. Auth. Ind. Dev. Rev.
(Japan Airlines Co. Ltd.) Series 1991, 3.90%,
LOC Morgan Guaranty Trust Co., VRDN (b)   9,900,000  9,900,000
New York City Metropolitan Transit Auth. Participating VRDN (c):
 Series 1993 B, 3.20% (Liquidity Facility Hong Kong &
 Shanghai Banking Corp.)   13,000,000  13,000,000
 Series 1995 SG-36, 3.20%
 (Liquidity Facility Society Generale)   5,000,000  5,000,000
New York City Metropolitan Transit Auth. Tender Option Bonds
Series 144, 3.30% (Liquidity Facility Citibank) (c)   16,655,000
16,655,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev.:
 Series 1993 C, 3.50% (FGIC Insured), VRDN   1,300,000  1,300,000
 Series 1995 A, 3.80% (FGIC Insured), VRDN   2,000,000  2,000,000
 Series 1994 C, 3.50% (FGIC Insured), VRDN   2,500,000  2,500,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Rev. Bonds
Series B, 7.875% 6/15/96   2,100,000  2,173,137
New York City Participating VRDN, Series 1994 C-3,
3.30% (Liquidity Facility Citibank) (c)   17,000,000  17,000,000
New York Gen. Oblig. Series 1994 E-6, 3.55%
(Liquidity Facility Security Purchase Inc.)
(FGIC Insured) VRDN   500,000  500,000
New York Hsg. Dev. Corp. Mtg. Rev. (York Avenue Proj.)
Series 1994 A, 3.10%, LOC Chemical Bank, VRDN (b)   11,000,000  11,000,000
New York Local Gov't. Assistance Corp. Series 1995 C,
2.85% LOC Landesbank Hessen-Thuringen, VRDN   1,800,000  1,800,000
New York Metropolitan Transit Auth. Commuter Facs. Rev. Bonds:
 Series F, 8.375% 7/1/96   4,300,000  4,469,098
 Series H, 8.50% 7/1/96   15,540,000  16,163,719
 8.50% 7/1/96   2,800,000  2,910,118
 8.50% 7/1/96   5,000,000  5,197,727
New York State Dorm. Auth. Participating VRDN, Series PA-60,
3.20%, (Liquidity Facility Merrill Lynch & Co.) (c)   4,500,000  4,500,000
New York State Dorm Auth. Rev.:
 Bonds:
  (City Univ. Sys.) Series A, 7.625% 7/1/96   4,100,000  4,241,831
  (Sloan-Kettering Mem. Cancer Center):
   Series 1989 A:
    3.10%, tender 2/1/96, LOC Chemical Bank   8,700,000  8,700,000
    3.50%, tender 3/8/96, LOC Chemical Bank   8,000,000  8,000,000
   Series 1989 B, 3.15%, tender 3/27/96,
   LOC Chemical Bank   6,500,000  6,500,000
 (Metropolitan Museum of Art) Series 1993 B, 2.75%,
 VRDN   1,700,000  1,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Energy Research & Dev. Auth.:
 (Long Island Lighting), VRDN (b):
  Series 1993 A, 2.95%, LOC Toronto-Dominion Bank  $ 16,700,000 $
16,700,000
  Series 1994 A, 2.90%,
  LOC Union Bank of Switzerland   6,400,000  6,400,000
New York State Energy Research & Dev. Auth. Participating
VRDN, Series 943202, 3.30% (Liquidity Facility Citibank)
(MBIA Insured) (c)   15,400,000  15,400,000
New York State Energy Research & Dev. Auth. Poll.
Cont. Rev., VRDN:
  Rfdg. (New York Elec. & Gas Corp.) Series 1994 D, 3.50%,
  LOC Union Bank of Switzerland   500,000  500,000
  Rfdg. (Orange Rocland Utility) Series 1994 A, 2.90%,
  LOC Societe Generale   1,500,000  1,500,000
  (Central Hudson Gas & Elec.) Series 1985 B, 2.85%,
  LOC Deutsche Bank   2,600,000  2,600,000
  (Long Island Lighting Proj.):
   Series 1993, 3% tender 11/1/96,
   LOC Toronto-Dominion Bank   1,000,000  1,000,000
   Series 1995 A, 3%,
   LOC Union Bank of Switzerland, VRDN (b)   3,500,000  3,500,000
  (Niagara Mohawk Pwr. Corp.)
   Series 1985 A, 3.80%, LOC Bank of Japan   2,100,000  2,100,000
   Series 1985 B, 3.65%
   LOC Westpac Bank Corp   13,800,000  13,800,000
   Series 1985 C, 3.65%,
   LOC Canadian Imperial Bank   1,100,000  1,100,000
   Series 1986 A, 3.75%,
   LOC Toronto Dominion Bank   200,000  200,000
   Series 1987 A, 4.05%,
   LOC Toronto Dominion Bank   6,500,000  6,500,000
   Series 1987 B, 3.90%, LOC Morgan Guaranty   200,000  200,000
   Series 1988 A, 3.90%,
   LOC Morgan Guaranty Trust Co. (b)   8,600,000  8,600,000
New York State Energy Research & Dev. Auth. Poll.
Cont. Rev. Bonds:
  (Long Island Lighting Proj.) Series 1985 A, 4.70%
  tender 3/1/96, LOC Deutsche Bank (b)   6,000,000  6,000,000
  (New York State Elec. & Gas Corp. Proj.):
   Series 1985 A, 4.65% tender 3/15/96,
   LOC Morgan Bank Delaware   2,000,000  2,000,000
   Series 1985 D, 3.65%
   tender, 12/1/96, LOC Union Bank of Switzerland   5,700,000  5,700,000
New York State Envir. Facs. Corp. Solid Wst. Rev. Rfdg.
Bonds (Gen. Electric Proj.)Series 1992 A, 3.50%,
tender 3/20/96   4,600,000  4,600,000
New York State Envir. Fac. Corp. Wtr. Poll. Cont. Rev.
Tender Option Bonds, Series CR 154, 3.30%
(Liquidity Facility Citibank New York) (b)(c)   9,222,500  9,222,500
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Gen. Oblig. CP:
 Series Q:
  3.10% 3/7/96
  (Liquidity Facility Westdeutsche Landesbanken) $ 5,000,000 $ 5,000,000 3.10% 3/7/96
  (Liquidity Facility Westdeutsche Landesbanken)   5,650,000  5,650,000
  3.05% 3/11/96
  (Liquidity Facility Westdeutsche Landesbanken)   5,000,000  5,000,000
 Series R:
  3.05% 3/6/96
  (Liquidity Facility Westdeutsche Landesbanken)   4,000,000  4,000,000
  3.05% 3/8/96
  (Liquidity Facility Westdeutsche Landesbanken)   7,400,000  7,400,000
  3.05% 3/11/96
  (Liquidity Facility Westdeutsche Landesbanken)   1,600,000  1,600,000
New York State Hsg. Fin. Agcy. Rev., VRDN:
 (Liberty View Apts.) Series 1985 A, 3.25%,
 LOC Manufacturers Hanover Trust   12,950,000  12,950,000
 (Normandie Court I) Series 1991 A, 2.90%,
 LOC Societe Generale   13,100,000  13,100,000
 (Sloan-Kettering Mem. Cancer Ctr.)
 Series 1985 A, 3.05%   5,400,000  5,400,000
New York State Local Gov't. Assistance Corp., VRDN:
 Series 1995 D, 2.95%, LOC Societe Generale   29,700,000  29,700,000
 Series 1995 E, 2.95%, LOC Canadian Imperial Bank   6,500,000  6,500,000
 Series 1995 F, 2.90%, LOC Toronto Dominion Bank   4,200,000  4,200,000
 Series 1995 G, 2.90%, LOC Natwest   5,000,000  5,000,000
New York State Local Gov't. Assistance Corp. Participating
VRDN, Series PW-4, 3.30%
(Liquidity Facility Bank of Nova Scotia) (c)   5,500,000  5,500,000
New York State Med. Care Facs. Fin. Agcy.
Participating VRDN, Series PA-89, 3.20%
(Liquidity Facility Merrill Lynch & Co.) (c)   2,650,000  2,650,000
New York State Med. Care Facs. Fin. Agcy. Rev.
(Lenox Hill Hosp. Proj.) Series 1990 A, 2.90%,
LOC Chemical Bank, VRDN   4,500,000  4,500,000
New York State Mtg. Agcy. Participating VRDN (c):
 Series PA-87, 3.35%
 (Liquidity Facility Merrill Lynch & Co.) (b)   3,940,000  3,940,000
 Series PT-11, 3.35% (Liquidity Facility Commerzbank)   13,480,000
13,480,000
 Series PT-15 A, 3.35%
 (Liquidity Facility Dai-ichi Kangyo Bank Ltd.) (b)   6,880,000  6,880,000
 Series PT 15-B, 3.35%
 (Liquidity Facility Commerzbank) (b)   4,180,000  4,180,000
 Series PT-26, 3.65%
 (Liquidity Facility Credit Suisse) (b) (d)   4,180,000  4,180,000
New York State Pwr. Auth Rev. CP:
 3.85% 2/27/96   2,000,000  2,000,000
 3.85% 2/28/96   5,200,000  5,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Pwr. Auth. Rev. & Gen. Purp. Bonds
3.85% tender 3/1/96  $ 2,670,000 $ 2,670,000
New York State Urban Dev. Corp. Participating VRDN,
Series BTP-113, 3.25%
(Liquidity Facility Bankers Trust Co.) (c)   7,854,000  7,854,000
Niagara County BAN 4.25% 7/19/96   4,112,200  4,120,429
Northport-East Northport Unified Free School Dist. TAN
4.125% 6/28/96   1,110,000  1,111,458
Oswego County Ind. Dev. Agcy. Poll. Cont. Rev. Rfdg.
(Phillip Morris Co. Proj.) 3.20%, VRDN   7,000,000  7,000,000
Oyster Bay BAN 4.25% 7/12/96   3,800,000  3,807,289
Penfield Central School Dist. BAN 4.125% 6/20/96   2,000,000  2,003,129
Plainview Old Bethpage Central School Dist. TAN
4.25% 6/28/96   5,000,000  5,008,755
Rochester Gen. Oblig.:
 BAN:
  5.25% 3/12/96   2,802,000  2,804,315
  4.50% 10/31/96   9,200,000  9,247,772
 Series A, 4.25% 9/15/96   4,500,000  4,527,315
Rockville Center Unified Free School Dist. 4.25% 6/21/96   2,250,000
2,254,337
Rush Henrietta Central School Dist. BAN 4.125% 6/27/96   2,300,000
2,302,619
St. Lawrence County Ind. Dev. Agcy. Envir. Impt. Rev.
(Reynolds Metals Proj.) 3.10%,
LOC Royal Bank of Canada, VRDN   3,800,000  3,800,000
Suffolk County Ind. Dev. Agcy. (Suffolk Child Dev. Ctr. Proj.)
Series 1989, 3.05%, LOC Barclays Bank, VRDN   1,800,000  1,800,000
Suffolk County TAN 4.50% 9/12/96
LOC Canadian Imperial Bank   11,000,000  11,043,718
Syracuse BAN 5.50% 3/1/96 (b)   3,100,000  3,101,710
Tompkins County BAN Series A, 4.25% 5/31/96 (b)   2,600,000  2,602,052
Triborough Bridge & Tunnel Auth. Spl. Oblig. Rev.
Series 1994, 2.95% (FGIC Insured), VRDN   17,400,000  17,400,000
Triborough Bridge & Tunnel Participating VRDN,
Series CR-133, 3.50% (Liquidity Facility Citibank) (c)   6,205,000
6,205,000
Tuckahoe County School Dist. 4.25% 6/26/96   600,000  601,070
Uniondale Unified Free School Dist. TAN:
 4.25% 6/27/96   2,300,000  2,303,735
 4.50% 6/27/96   4,500,000  4,512,181
United Nations Dev. Corp. Rev. Series A,
7.875% 7/1/26 (BIG Insured)   1,000,000  1,037,861
Wappinger BAN 4.25% 7/12/96   1,408,000  1,411,002
Westchester Board of Coop Ed. Svcs. RAN 4% 6/26/96   2,200,000  2,203,005
Williamsville Central School Dist. BAN:
 4.75% 5/3/96   8,200,000  8,207,894
 3.57% 1/24/97   800,000  800,526
Wyoming County Ind. Dev. Auth. Ind. Dev. Rev.
(American Precision) Series 1988 A, 3.30%,
LOC Marine Midland Bank, VRDN (b)   640,000  640,000
   800,111,070
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK & NEW JERSEY - 3.8%
New York & New Jersey Port Auth. Rev., VRDN:
 Series 1992, 3.399%  $ 9,700,000 $ 9,700,000
 Series 1995, 3.399% (b)   16,900,000  16,900,000
New York & New Jersey Port Auth. Spl. Proj. Rev.
(KIAC Partners Proj.) Series 3, 3.05%,
LOC Deutsche Bank, VRDN (b)   4,900,000  4,900,000
   31,500,000
TOTAL INVESTMENTS - 100%  $ 831,611,070
Total Cost for Income Tax Purposes  $ 831,612,224

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying bonds.
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
New York City Gen. Oblig.
Participating VRDN 3.65%
(Liquidity Facility
Citibank)  7/7/95 $ 8,000,000
New York State Mtg. Agcy.
Participating VRDN, Series PT-26
3.65% (Liquidity Facility
Credit Suisse)  12/14/95 $ 4,180,000
INCOME TAX INFORMATION
At January 31, 1996, the fund had a capital loss carryforward of approximately $40,600 of which $37,600 and $3,000 will expire on January 31, 2001 and 2004, respectively.
FIDELITY NEW YORK MUNICIPAL MONEY MARKET FUND
(FORMERLY FIDELITY NEW YORK TAX-FREE MONEY MARKET PORTFOLIO)



FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 JANUARY 31, 1996

48.ASSETS

Investment in securities, at value - See accompanying                      $ 831,611,070
schedule

Cash                                                                        4,473,619

Interest receivable                                                         7,634,532

 49.TOTAL ASSETS                                                            843,719,221

50.LIABILITIES

Payable for investments purchased                           $ 20,303,678

Distributions payable                                        68,371

Accrued management fee                                       270,995

Other payables and accrued expenses                          210,270

 51.TOTAL LIABILITIES                                                       20,853,314

52.NET ASSETS                                                              $ 822,865,907

Net Assets consist of:

Paid in capital                                                            $ 822,906,536

Accumulated net realized gain (loss) on investments                         (40,629)

53.NET ASSETS, for 822,741,293 shares outstanding                          $ 822,865,907

54.NET ASSET VALUE, offering price and redemption price                     $1.00
per share ($822,865,907 (divided by) 822,741,293 shares)


STATEMENT OF OPERATIONS
 YEAR ENDED JANUARY 31, 1996

55.56.INTEREST INCOME                                           $ 29,528,929

57.EXPENSES

Management fee                                       $ 3,049,495

Transfer agent, accounting and custodian fees         1,607,277
and expenses

Non-interested trustees' compensation                 4,961

Registration fees                                     35,560

Audit                                                 25,159

Legal                                                 6,298

Miscellaneous                                         1,489

 Total expenses before reductions                     4,730,239

 Expense reductions                                   (5,434)       4,724,805

58.NET INTEREST INCOME                                            24,804,124

59.REALIZED AND UNREALIZED GAIN (LOSS)                              (1,680)
Net realized gain (loss) on investment securities

Increase (decrease) in net unrealized gain from                     (3)
accretion of market discount

60.NET GAIN (LOSS)                                                  (1,683)

61.NET INCREASE IN NET ASSETS RESULTING FROM                    $ 24,802,441
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR               YEAR
                                                           ENDED              ENDED
                                                           JANUARY 31,        JANUARY 31,
                                                           1996               1995

62.INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 24,804,124       $ 16,433,377
Net interest income

 Net realized gain (loss)                                   (1,680)            40,326

 Increase (decrease) in net unrealized gain from            (3)                (188)
accretion of market discount

 63.NET INCREASE (DECREASE) IN NET ASSETS RESULTING         24,802,441         16,473,515
FROM OPERATIONS

Distributions to shareholders from net interest income      (24,804,124)       (16,433,377)

Share transactions at net asset value of $1.00 per share    1,758,541,233      1,496,778,596
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     23,870,558         15,685,156

 Cost of shares redeemed                                    (1,696,826,206)    (1,383,665,527)

64. NET INCREASE (DECREASE) IN NET ASSETS AND               85,585,585         128,798,225
SHARES RESULTING FROM SHARE TRANSACTIONS

  65.TOTAL INCREASE (DECREASE) IN NET ASSETS                85,583,902         128,838,363

66.NET ASSETS

 Beginning of period                                        737,282,005        608,443,642

 End of period                                             $ 822,865,907      $ 737,282,005


FINANCIAL HIGHLIGHTS

                               YEARS ENDED JANUARY 31,                           NINE MONTHS   YEAR
                                                                                 ENDED         ENDED
                                                                                 JANUARY 31,   APRIL 30,

                               1996                      1995        1994        1993          1992

SELECTED PER-SHARE
DATA

Net asset value,               $ 1.000                   $ 1.000     $ 1.000     $ 1.000       $ 1.000
beginning of period

Income from Investment          .033                      .024        .018        .017          .034
Operations
Net interest income

Less Distributions              (.033)                    (.024)      (.018)      (.017)        (.034)
From net interest
 income

Net asset value,               $ 1.000                   $ 1.000     $ 1.000     $ 1.000       $ 1.000
end of period

TOTAL RETURN B                  3.32                      2.44        1.84        1.72%         3.46
                               %                         %           %                         %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 822,866                 $ 737,282   $ 608,444   $ 565,619     $ 540,374
(000 omitted)

Ratio of expenses to            .62                       .60         .62         .62%          .64
average net assets             %                         %           %           A             %

Ratio of net interest           3.26                      2.42        1.83        2.26%         3.39
income to average              %                         %           %           A             %
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended January 31, 1996


1. SIGNIFICANT ACCOUNTING
POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the funds' names from Fidelity New York Tax-Free High Yield Portfolio, Fidelity New York Tax-Free Insured Portfolio and Fidelity New York Tax-Free Money Market Portfolio to Fidelity New York Municipal Income Fund, Fidelity New York Insured Municipal Income Fund and Fidelity New York Municipal Money Market Fund, respectively. The funds' name changes will be effective in 1996 with the next prospectus revision. Fidelity New York Municipal Income Fund (the income fund) and Fidelity New York Insured Municipal Income Fund (the insured fund) are funds of Fidelity New York Municipal Trust. Fidelity New York Municipal Money Market Fund (the money market fund) is a fund of Fidelity New York Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund, insured fund, and money market fund:
SECURITY VALUATION.
INCOME AND INSURED FUNDS. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and losses deferred due to wash sales, futures and options, and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The income and insured funds may use futures and options contracts to manage their exposure to the bond markets and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the funds' exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the funds' exposure to the underlying instrument, or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
RESTRICTED SECURITIES. Each fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $12,180,00 or 1.5% of net assets for the money market fund.
3. PURCHASES AND SALES OF
INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $322,001,196 and $332,834,527, respectively.
The market value of futures contracts opened and closed during the period amounted to $137,693,475 and $146,751,795, respectively.
INSURED FUND. Purchases and sales of securities, other than short-term securities, aggregated $228,178,782 and $231,122,107, respectively.
The market value of futures contracts opened and closed during the period amounted to $56,443,485 and $69,253,625, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period for the funds. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fees were equivalent to an annual rate of .40%, of average net assets for the income, insured and money market funds, respectively.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. This fee is paid prior to any voluntary expense reimbursements which may be in effect.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the funds' distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of each fund's shares. Subject to the approval of each Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each fund's shares or render shareholder support services. FMR or FDC has informed the funds that payments made to third parties under the Plans amounted to $2,417, $3,057 and $90,854 for the income, insured, and money market funds, respectively, for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES
- CONTINUED
shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. Under the prior transfer agent contract, the fund paid fees based on the type, size, number of accounts, and the number of transactions made by shareholders. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $531,076 and $180,315 for the income fund, $418,332 and $143,619 for the insured fund, and $1,427,194 and $129,311 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to annual rates of
 .13%, .13% and .19% of average net assets for the income, insured and money market funds, respectively.
Money market fund shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $85,750.
5. EXPENSE REDUCTIONS.
Each fund has entered into certain arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custody and transfer agent fees were reduced by $38,188 and $5,698, $18,546 and $7,748, and $5,434 and $0 for the income, insured and money market funds, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II and the Shareholders of Fidelity New York Tax-Free High Yield Portfolio, Fidelity New York Tax-Free Insured Portfolio and Fidelity New York Tax-Free Money Market Portfolio:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New York Tax-Free High Yield Portfolio and Fidelity New York Tax-Free Insured Portfolio (funds of Fidelity New York Municipal Trust) and Fidelity New York Tax-Free Money Market Portfolio (a fund of Fidelity New York Municipal Trust II) at January 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity New York Municipal Trust and Fidelity New York Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.
/S/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
March 4, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity New York Municipal Income Fund (formerly Fidelity New York Tax-Free High Yield Portfolio) voted to pay on March 4, 1996 to shareholders of record at the opening of business on March 1, 1996 a distribution of $.002 derived from capital gains realized from sales of portfolio securities.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
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Chicago, IL
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New Orleans, LA
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Boston, MA
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Boston, MA
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Boston, MA
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501 Route 17, South
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505 Millburn Avenue
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 Americas
New York, NY
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NORTH CAROLINA
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Houston, TX
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Houston, TX
1010 Lamar Street
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1775 K Street,  N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Norman Lind, Vice President -
INCOME AND INSURED FUNDS
Janice Bradburn, Vice President -
MONEY MARKET FUND
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE